             As filed with the Securities and Exchange Commission on
                                February 29, 2000

                           Registration No. 333-76359

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1
                                       to

                                    Form S-6
                             ----------------------
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                           (EXACT NAME OF REGISTRANT)

                             -----------------------

                         AMERITAS LIFE INSURANCE CORP.

                                   (Depositor)

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel


                         Ameritas Life Insurance Corp.


                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            -------------------------

Title of Securities Being Registered: Securities of Unit Investment Trust
                       -----------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

                  ___ Immediately upon filing pursuant to paragraph (b).

                  ___ On ______________ pursuant to paragraph (b).

                  ___  60 days after filing pursuant to paragraph (a)(1).

                  _X_ On May 1, 2000 pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS
ITEM NO. OF
FORM N-8B-2     CAPTION IN PROSPECTUS
-----------     ---------------------
      1.        Cover Page
      2.        Cover Page
      3.        Not Applicable
      4.        Ameritas Life Insurance Corp.; Distribution of the Policies
      5.        The Separate Account
      6.        The Separate Account
      7.        Not Required
      8.        Not Required
      9.        Legal Proceedings
      10.       Summary; Addition, Deletion or Substitution of Investments;
                Policy Benefits; Policy Rights; Payment and Allocation of
                Premiums; General Provisions; Voting Rights
      11.       Summary; The Funds
      12.       Summary; The Funds
      13.       Summary; The Funds - Charges and Deductions
      14.       Summary; Payment and Allocation of Premiums
      15.       Summary; Payment and Allocation of Premiums

      16. Summary; The Funds: Calvert Variable Series, Inc. Ameritas Portfolios; Calvert Variable Series, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; Neuberger Berman Advisers Management Trust; Deutsche Asset Management VIT Funds; Rydex Variable Trust

      17.       Summary; Policy Rights

      18. The Funds; Calvert Variable Series, Inc. Ameritas Portfolios; Calvert Variable Series, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; Neuberger Berman Advisers Management Trust; Deutsche Asset Management VIT Funds; Rydex Variable Trust

      19.       General Provisions: Voting Rights
      20.       Not Applicable
      21.       Summary; Policy Rights; General Provisions
      22.       Not Applicable
      23.       Safekeeping of the Separate Account's Assets
      24.       General Provisions
      25.       Ameritas Life Insurance Corp.
      26.       Not Applicable
      27.       Ameritas Life Insurance Corp.
      28. Executive Officers and Directors of Ameritas: Ameritas Life Insurance Corp.
      29.       Ameritas Life Insurance Corp.
      30.       Not Applicable
      31.       Not Applicable
      32.       Not Applicable
      33.       Not Applicable
      34.       Not Applicable
      35.       Not Applicable
      36.       Not Required
      37.       Not Applicable
      38.       Distribution of the Policies
      39.       Distribution of the Policies
      40.       Distribution of the Policies
      41.       Distribution of the Policies
      42.       Not Applicable
      43.       Not Applicable

ITEM NO. OF
FORM N-8B-2     CAPTION IN PROSPECTUS
-----------     ---------------------
      44.       Accumulation Value, Payment and Allocation of Premiums
      45.       Not Applicable
      46.       The Funds; Accumulation Value
      47.       The Funds
      48.       State Regulation
      49.       Not Applicable
      50.       The Separate Account
      51.       Cover Page; Summary; Policy Benefits; Payment and Allocation of
                Premiums; Charges and Deductions
      52.       Addition, Deletion or Substitution of Investments
      53.       Summary; Federal Tax Matters
      54.       Not Applicable
      55.       Not Applicable
      56.       Not Required
      57.       Not Required
      58.       Not Required
      59.       Financial Statements

PROSPECTUS
                                            [AMERITAS LIFE INSURANCE CORP. LOGO]
Policy -- A Survivorship Flexible Premium Variable Universal Life       5900 "O"
                                                                          Street
Insurance Policy issued by Ameritas Life Insurance Corp.                P.O. Box
                                                         81889/Lincoln, NE 68501
--------------------------------------------------------------------------------

This prospectus describes a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Ameritas Life Insurance Corp. ("Ameritas"), that pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, the Policy lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

A Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


The investment options available through the Policy include investment portfolios from Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Calvert Variable Series, Inc. ("CVS Social Portfolios"), Variable Insurance Products Fund ("VIP") and Variable Insurance Products Fund II ("VIP II") (collectively, "Fidelity Portfolios"), Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"),and Rydex Variable Trust ("Rydex") (collectively the "Funds"). Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio which must accompany this prospectus. You may also choose to allocate premium payments to the Fixed Account managed by Ameritas.


A Policy will be issued after Ameritas accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. These Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Policy, once purchased, may generally be canceled within 10 days after you receive it.

This prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the Policy, information about Ameritas, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through the Policy.

Although the Policy is designed to provide life insurance, a Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Policy involves investment risk, including the possible loss of principal. For this reason, this Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2000


                                     LLSVUL

TABLE OF CONTENTS


                                                                 PAGE
                                                                 ----
DEFINITIONS.................................................         3
SUMMARY.....................................................         6
YEAR 2000...................................................        10
AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS................        11
  Ameritas Life Insurance Corp..............................        11
  The Separate Account......................................        11
  Performance Information...................................        11
  The Funds.................................................        12
  Investment Objectives and Policies of the Funds'
    Portfolios..............................................        13
  Addition, Deletion or Substitution of Investments.........        15
  Fixed Account.............................................        16
POLICY BENEFITS.............................................        16
  Purposes of the Policy....................................        16
  Death Benefit Proceeds....................................        17
  Death Benefit Options.....................................        17
  Methods of Affecting Insurance Protection.................        19
  Duration of Policy........................................        19
  Accumulation Value........................................        19
  Payment of Policy Benefits................................        20
POLICY RIGHTS...............................................        21
  Loan Benefits.............................................        21
  Surrenders................................................        22
  Partial Withdrawals.......................................        22
  Transfers.................................................        22
  Systematic Programs.......................................        23
  Free Look Privilege.......................................        23
PAYMENT AND ALLOCATION OF PREMIUMS..........................        24
  Issuance of a Policy......................................        24
  Premiums..................................................        24
  Allocation of Premiums and Accumulation Value.............        25
  Policy Lapse and Reinstatement............................        26
CHARGES AND DEDUCTIONS......................................        26
  Deductions From Premium Payments..........................        27
  Charges From Accumulation Value...........................        27
  Daily Charges Against the Separate Account................        28
  Fund Expense Summary......................................        29
GENERAL PROVISIONS..........................................        31
DISTRIBUTION OF THE POLICIES................................        33
FEDERAL TAX MATTERS.........................................        33
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................        37
THIRD PARTY SERVICES........................................        37
VOTING RIGHTS...............................................        37
STATE REGULATION OF AMERITAS................................        37
EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS................        39
LEGAL MATTERS...............................................        41
LEGAL PROCEEDINGS...........................................        41
EXPERTS.....................................................        41
ADDITIONAL INFORMATION......................................        41
FINANCIAL STATEMENTS........................................        41
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL.........     F-I-1
AMERITAS LIFE INSURANCE CORP................................    F-II-1
APPENDIX A..................................................       A-1


   The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                     LLSVUL

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in Separate Account LLVL, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

AMERITAS ("we, us, our") - Ameritas Life Insurance Corp., a Nebraska stock life insurance company. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of Separate Account LLVL to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the Policy duration. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by Ameritas of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

FIXED ACCOUNT - An account that is a part of Ameritas' General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of Ameritas includes all of Ameritas' assets except those assets segregated into separate accounts such as Separate Account LLVL.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the Policy will not lapse.

GUARANTEED DEATH BENEFIT (IN MARYLAND, "GUARANTEED DEATH BENEFIT TO PREVENT LAPSE") PERIOD - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

GUARANTEED DEATH BENEFIT PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

INSUREDS - The two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The actual age of each Insured on the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

                                     LLSVUL

MINIMUM PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of Separate Account LLVL to provide for the risk that mortality and expense costs may be greater than expected.

NET AMOUNT AT RISK - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt.

NET POLICY FUNDING - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

NET PREMIUM - Premium paid less the Percent of Premium Charge for Taxes.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE FOR TAXES - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

POLICY - The survivorship flexible premium variable universal life insurance Policy offered by Ameritas and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:

          (1) A certified copy of both death certificates;

          (2) A Claimant Statement;

          (3) The Policy; and

          (4) Any other information that Ameritas may reasonably require to establish the validity of the claim.

                                     LLSVUL

SECOND DEATH - The later of the dates of death of the Insureds.

SEPARATE ACCOUNT LLVL - This term refers to Separate Account LLVL, a separate investment account established by Ameritas to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to Separate Account LLVL. Separate Account LLVL is segregated from the General Account and all other assets of Ameritas.

SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of Separate Account LLVL. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                                     LLSVUL

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                               DIAGRAM OF POLICY

--------------------------------------------------------------------------------

                                PREMIUM PAYMENTS

                       You can vary amount and frequency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

     Percent of Premium Charge for Taxes -- currently 3.00% (maximum 3.0%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  NET PREMIUM


 The net premium may be invested in the Fixed Account or in Separate Account LLVL which offers 26 different Subaccounts. The Subaccounts invest in the corresponding portfolios of Ameritas Portfolios, Deutsche VIT, CVS Social Portfolios, Fidelity Portfolios, Neuberger Berman AMT, or Rydex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS

 Monthly charge for Cost of Insurance and cost of any riders.

 Monthly charge for administrative expenses of the Policy (maximum charge $9.00/month plus a charge per month per $1000 of specified amount that varies by the younger Insured's Issue Age):

                                                                                   CURRENT MONTHLY CHARGE
                                         CURRENT                                BY ISSUE AGE (/1000/MONTH):
                                         MONTHLY                       ----------------------------------------------
                                         CHARGE          PLUS          20-44         45-54         55-64         65+
                                         -------         -----         -----         -----         -----         ----
 Policy Year:
 1-5                                      $0.00                        $0.10         $.08          $.05          $.00
 6 +                                      $0.00                        $0.00         $.00          $.00          $.00
 Maximum Monthly Charge:                  $9.00           Plus         $0.10         $.08          $.08          $.05

 Daily charge from the Subaccounts (not deducted from the Fixed Account):

                                                                 POLICY YEARS 1-15        POLICY YEARS 16+
                                                                 -----------------        ----------------
 Mortality and Expense Risk Charge                                     0.40%                   0.10%
 Asset-Based Administrative Expense Charge                             0.20%                   0.20%
                                                                 -----------------        ----------------
 Combined annual rate of Subaccount daily charges                      0.60%                   0.30%

 There is no surrender charge.


 Fund expense charges, which ranged from .30% to 3.41% at the most recent fiscal year end, are also deducted.

--------------------------------------------------------------------------------

                                     LLSVUL

                                 LIVING BENEFITS

 You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Ameritas guarantees up to 15 free transfers between the Investment Options each Policy Year. Under current practice, unlimited free transfers are permitted.

 You may Surrender the Policy at any time for its Net Cash Surrender Value.

 Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

                              RETIREMENT BENEFITS


Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions. (See page 21.) You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.


                                 DEATH BENEFITS


Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.


SUMMARY
The following summary is intended to highlight the most important features of the Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Policy, which is available upon request from Ameritas.

WHO IS THE ISSUER OF A POLICY?

Ameritas issues the Policy. The Policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees. A separate account of Ameritas, Separate Account LLVL has been established to hold the assets supporting the Policy. Separate Account LLVL has 26 Subaccounts which correspond to, and are invested in, the portfolios of the Funds discussed herein. (See the section on Ameritas, the Separate Account and the Funds.) The financial statements for Ameritas can be found beginning on page F-II-1.


WHY SHOULD I CONSIDER PURCHASING A POLICY?
The primary purpose of a Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:

- payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)

- Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)

A Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Policy will reflect your investment choices over the life of the Policy.

HOW DOES THE INVESTMENT COMPONENT OF MY POLICY WORK?

Ameritas has established Separate Account LLVL, which is separate from all other assets of Ameritas, as a vehicle to receive and invest premiums received from Policy Owners. Separate Account LLVL is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through the Policy. You may allocate Net Premiums to one or more Subaccounts, or to Ameritas' Fixed Account in your initial application. These allocations may be changed by notifying Ameritas' Home Office. The aggregate value of your interests in the Subaccounts and the Fixed Account will represent the Accumulation Value of your Policy. (See the section on Accumulation Value.)


                                     LLSVUL

You may make transfers among the Investment Options. All transfers are subject to the limits we set. The Policy's Accumulation Value in Separate Account LLVL will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts and the Fixed Account, Policy loans, any partial withdrawals, and any charges imposed in connection with the Policy. The entire investment risk of Separate Account LLVL is borne by the Policy Owner. Ameritas does not guarantee a minimum Accumulation Value in Separate Account LLVL. (See the section on Accumulation Value.) Ameritas does guarantee the Fixed Account.


WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE POLICY?

The Investment Options available through the Policy include 26 investment portfolios, each of which is a separate series of a mutual fund from Ameritas Portfolios, Deutsche VIT, CVS Social Portfolios, Fidelity Portfolios, Neuberger Berman AMT, and Rydex. These portfolios are:



- AMERITAS PORTFOLIOS:               - DEUTSCHE VIT:                 - CVS SOCIAL PORTFOLIOS:
  Ameritas Growth Portfolio            Equity 500 Index Fund           Social Small Cap Growth
  Ameritas MidCap Growth               Small Cap Index Fund              Portfolio
    Portfolio                          EAFE(R) Equity Index Fund       Social Mid Cap Growth
  Ameritas Small Capitalization                                          Portfolio
    Portfolio                                                          Social International Equity
  Ameritas Growth With Income                                            Portfolio
    Portfolio                                                          Social Balanced Portfolio

- FIDELITY PORTFOLIOS:               - NEUBERGER BERMAN AMT:         - RYDEX:
  VIP High Income: Service Class       Liquid Assets Portfolio         Nova fund
  VIP II Contrafund: Service Class     Limited Maturity Bond           Ursa Fund
  VIP II Investment Grade Bond:          Portfolio                     OTC Fund
    Initial Class                      Balanced Portfolio              Precious Metals Fund
  VIP II Mid Cap: Service Class        Guardian Portfolio              U.S. Government Bond Fund
                                       Mid-Cap Growth Portfolio        Juno Fund



Details about the investment objectives and policies of each of the available investment portfolios and management fees and expenses, appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. There is no assurance that these objectives will be met. The Policy Owner bears the entire investment risk for amounts allocated to the Subaccounts. In addition to the listed portfolios, you may also elect to allocate Net Premiums to Ameritas' Fixed Account. (See the section on Fixed Account.)


HOW DOES THE LIFE INSURANCE COMPONENT OF A POLICY WORK?
A Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. The amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Policy -- is chosen by you at the time your Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after Ameritas receives Satisfactory Proof of Death -- may vary over the life of your Policy, depending on which of the two available coverage options you select.

If you choose Option A, the Death Benefit payable under your Policy will be the Specified Amount of your Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Policy will be the Specified Amount of your Policy PLUS the Accumulation Value of your Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING A POLICY?
Yes. Over the life of your Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Policy and may result in loss of principal. For this reason, the purchase of a Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy to replace

                                     LLSVUL
or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under a Policy (page A-1).

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A POLICY IN FORCE?
Like traditional life insurance policies, a Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Policy becomes effective.

The distinction between traditional life policies and a Policy is that a Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
Your Policy will be issued after a completed application is accepted, and the initial premium payment is received, by Ameritas at its Home Office. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

On the Issue Date, your initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. You have the right to examine your Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. Ameritas will send premium payment notices to you according to any schedule you select, except if you pay by automatic bank draft. When Ameritas receives your premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium, Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Policy in force, maximum premium limitations established under the federal tax laws, and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Policy. (See the section on Premiums.)

IS THE ACCUMULATION VALUE OF MY POLICY AVAILABLE WITHOUT SURRENDER?
Yes. You may access the value of your Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

ARE THERE ANY OTHER CHARGES ASSOCIATED WITH OWNERSHIP OF A POLICY?
Certain states impose premium and other taxes in connection with insurance policies such as the Policy. Ameritas may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 3% is deducted for this purpose.

                                     LLSVUL

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate Ameritas for administering each individual Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges may be based on your Specified Amount and the Policy duration. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.

For its services in administering Separate Account LLVL and Subaccounts and as compensation for bearing certain mortality and expense risks, Ameritas is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Policy, at a combined annual rate of 0.60% of the value of the net assets of Separate Account LLVL. After the 15th Policy Anniversary Date, the combined annual rate will decrease to .30% of the daily net assets of Separate Account LLVL. No Mortality and Expense Risk Charge will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the section on Fund Expense Summary.)

WHEN DOES MY POLICY TERMINATE?
You may terminate your Policy by Surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)

YEAR 2000
Like other insurance companies and their separate accounts, Ameritas and Separate Account LLVL could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.

Like all insurance companies, Ameritas makes extensive use of dates and date calculations. We began a corporate-wide Year 2000 (Y2K) project in mid-1996. Our goal is to ensure that our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.


As of April 15, 2000, Ameritas has experienced no known Y2K problems. All of our computer application and operating systems had been updated for the year 2000 by December 31, 1998. Continuous testing and monitoring throughout 1999 helped Ameritas continue to meet our contractual and service obligations to our customers. In addition to our internal efforts, Ameritas is working closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. We believe that we are Y2K -compliant; however, in the event we or our service providers, vendors, financial institutions or others with which we conduct business, fail to be Y2K -compliant, there would be a materially adverse effect on us. Certain vendors and/or business partners, due to their exposure to foreign markets, may face additional Y2K issues. Please see the Funds' prospectuses for information on the Funds' preparedness for Y2K.


                                     LLSVUL

AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS LIFE INSURANCE CORP.

Ameritas Life Insurance Corp. ("Ameritas") is a stock life insurance company domiciled in Nebraska since 1887. Ameritas and its subsidiaries are currently licensed to sell life insurance and annuities in 50 states and the District of Columbia. The Home Office of Ameritas is at 5900 "O" Street, Lincoln, Nebraska 68501. Ameritas's telephone number is 800-255-9678 and its website address is www.ameritas.com.



Ameritas and subsidiaries had total assets at December 31, 1999 of over $4.8 billion. Ameritas enjoys a long standing A+ (Superior) rating for financial strength and operating performance from A.M. Best, an independent firm that analyzes insurance carriers. This is the second highest of Best's 15 categories. Ameritas has been rated A (Excellent) by Weiss Research, Inc., for fiscal strength. This is the third highest of Weiss' 16 categories. Ameritas also has an AA (Very Strong) rating from Standard & Poor's for insurer financial strength. This is the third highest of Standard & Poor's 21 ratings.


Effective January 1, 1998, Ameritas converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policy owners of the mutual company.


Effective January 1, 1999, Ameritas Mutual Holding Company and Acacia Mutual Holding Corporation merged to form Ameritas Acacia Mutual Holding Company. Ameritas is wholly owned by Ameritas Holding Company, which is wholly owned by Ameritas Acacia Mutual Holding Company. There are no other owners of 5% or more of the outstanding voting securities of Ameritas.


Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, may publish in advertisements and reports to Policy Owners, the ratings and other information assigned to Ameritas by one or more independent rating services. The purpose of the ratings is to reflect the financial strength of Ameritas. The ratings do not relate to the performance of Separate Account LLVL. Published material may also include charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, diversification, asset allocation, long term market trends, index performance, and other investment programs and methods.

THE SEPARATE ACCOUNT
Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account LLVL") was established under Nebraska law on August 24, 1994. The assets of Separate Account LLVL are held by Ameritas and are segregated from all of Ameritas' other assets. These assets are not chargeable with liabilities arising out of any other business which Ameritas may conduct, including any income, gains, or losses of Ameritas. Although the assets maintained in Separate Account LLVL will not be charged with any liabilities arising out of Ameritas' other business, all obligations arising under the Policies are liabilities of Ameritas who will maintain assets in Separate Account LLVL of a total market value at least equal to the reserve and other contract liabilities of Separate Account LLVL. Nevertheless, to the extent assets in Separate Account LLVL exceed Ameritas' liabilities in Separate Account LLVL, the assets are available to cover the liabilities of Ameritas' General Account. Ameritas may, from time to time, withdraw assets available to cover the General Account obligations. Separate Account LLVL is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of Separate Account LLVL. For state law purposes, Separate Account LLVL is treated as a Division of Ameritas.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of Separate Account LLVL and the Funds available for investment by Separate Account LLVL may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Ameritas may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

                                     LLSVUL

Ameritas may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Separate Account LLVL charges, including the Monthly Deduction and Percent of Premium Charge for Taxes. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

THE FUNDS

There are currently 26 Subaccounts within Separate Account LLVL available to Policy Owners for new allocations. Each Subaccount of Separate Account LLVL will invest only in the shares of a corresponding portfolio of Ameritas Portfolios, Deutsche VIT, CVS Social Portfolios, Fidelity Portfolio, Neuberger Berman AMT, or Rydex (collectively the "Funds"). Each Fund is registered with the SEC under the 1940 Act as an open-end diversified management investment company.


The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.


The Ameritas Portfolios receive investment advisory services from Ameritas Investment Corp. ("AIC"). AIC is a registered investment adviser under the Investment Advisers Act of 1940 and is an affiliate of Ameritas. AIC also contracts with subadvisers. The following subadvisers provide investment subadvisory services to the indicated Ameritas Portfolios:



          PORTFOLIO                                     SUBADVISER
          ---------                                     ----------
Ameritas Growth                Fred Alger Management, Inc. ("Alger Management")
Ameritas Small Capitalization  Alger Management
Ameritas MidCap Growth         Alger Management
Ameritas Growth With Income    Massachusetts Financial Services Company ("MFS")



CVS Social Portfolios, which is managed by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of Ameritas, offers the following portfolios:
Social Small Cap, Social Mid Cap Growth, Social International Equity, and Social Balanced. Other Calvert entities may provide administrative services to certain of the portfolios. Deutsche Asset Management VIT Funds, for which Bankers Trust Company is the investment advisor, offers the following portfolios: Equity 500 Index, Small Cap Index, and EAFE Equity Index. VIP, which is managed by Fidelity Management & Research Company ("Fidelity"), offers the following portfolio: VIP High Income: Service Class. VIP II, also managed by Fidelity, offers the following portfolios: VIP II Contrafund: Service Class, VIP II Investment Grade
Bond: Initial Class, and VIP II Mid Cap: Service Class. Neuberger Berman AMT, which is managed by Neuberger Berman Management, Inc., in conjunction with Neuberger Berman, LLP as subadviser, offers the following portfolios: Liquid Asset, Limited Maturity Bond, Balanced, Guardian, and Mid-Cap Growth. Rydex, for which PADCO Advisors II, Inc. is the investment advisor, offers the following portfolios: Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and Juno.


The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. These Prospectuses should be read carefully together with this Prospectus and retained. All underlying Fund information, including Fund prospectuses, has been provided to Ameritas by the underlying Funds. Ameritas has not independently verified this information.

The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

                                     LLSVUL

Each Policy Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

Separate Account LLVL will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for Ameritas to collect charges, pay the surrender values, partial withdrawals, and make Policy loans or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policy Owners. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.


Since Ameritas Portfolios, Deutsche VIT, CVS Social Portfolios, Fidelity Portfolios, Neuberger Berman AMT, and Rydex are each designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies or variable annuity contracts, there is a possibility that a material conflict may arise between the interests of Separate Account LLVL and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. Where applicable, the risks of such mixed and shared funding are described further in the prospectuses of the Funds.


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS


AMERITAS PORTFOLIOS


AMERITAS GROWTH PORTFOLIO seeks to provide long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



AMERITAS MIDCAP GROWTH PORTFOLIO seeks to provide long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.



AMERITAS SMALL CAPITALIZATION PORTFOLIO seeks to provide long-term capital appreciation. It focuses on small, fast- growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



AMERITAS GROWTH WITH INCOME PORTFOLIO seeks to provide reasonable current income and long-term growth of capital and income. It invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the subadvisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.



DEUTSCHE VIT

EQUITY 500 INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Standard and Poor's 500 Composite Stock Price ("S&P 500 Index(R)"). The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund may also use stock index futures and options.

SMALL CAP INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Russell 2000 Small Stock Index ("Russell 2000 Index(R)"). The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund may also use stock index futures and options.

EAFE EQUITY INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Morgan Stanley Capital International EAFE Index ("EAFE Index"). The Fund will invest primarily in

                                     LLSVUL
common stocks of companies that comprise the EAFE Index, which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund may also use stock index futures and options.


CVS SOCIAL PORTFOLIOS


SOCIAL SMALL CAP GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. It invests at least 65% of assets in the common stocks of small-cap companies. Returns in the portfolio will be mostly from the changes in the price of the portfolio's holdings (capital appreciation). The portfolio currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the portfolio initially invests.*



SOCIAL MID CAP GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. It invests primarily in the common stocks of mid-size companies. Returns in the portfolio will be mostly from the changes in the price of the portfolio's holdings (capital appreciation.) The portfolio currently defines mid-cap companies as those within the range of market capitalizations of the S&P's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. *



SOCIAL INTERNATIONAL EQUITY PORTFOLIO seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio for equity securities. It invests primarily in the common stocks of mid- to large-cap companies using a value approach. The portfolio identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The portfolio invests primarily in more developed economies and markets. No more that 5% of Portfolio assets are invested in the U.S.*



SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. It typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. *



* Each CVS Social Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.



FIDELITY VIP AND VIP II


VIP HIGH INCOME: SERVICE CLASS seeks a high level of current income while also considering growth of capital by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.



VIP II CONTRAFUND: SERVICE CLASS seeks long-term capital appreciation by investing primarily in common stocks of companies whose value it believes is not fully recognized by the public.



VIP II INVESTMENT GRADE BOND seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S.
dollar-denominated investment-grade bonds.



VIP II MID CAP seeks long-term growth of capital by investing at least 65% of its total assets in securities of companies with medium market capitalizations.


NEUBERGER BERMAN AMT
LIQUID ASSET PORTFOLIO seeks the highest available current income consistent with safety and liquidity. Principal series investments are high-quality money market securities of government and non-government issuers.

                                     LLSVUL

LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This Fund invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers.

BALANCED PORTFOLIO seeks long-term capital growth and reasonable current income without undue risk to principal. Principal series investments are common stocks and investment grade bonds and other debt securities from U.S. Government and corporate issuers.

GUARDIAN PORTFOLIO seeks long-term growth of capital; current income is a secondary goal. The portfolio invests mainly in common stocks of large-capitalization companies.

MID-CAP GROWTH PORTFOLIO seeks growth of capital. The portfolio invests mainly in common stocks of mid-capitalization companies.

RYDEX

NOVA FUND -- seeks to provide investment returns that are 150% of the daily price movement of the S&P 500 Index. The Fund invests a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. The Fund holds U.S. Government securities to collateralize these futures and options contracts.


URSA FUND -- seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The Fund invests a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. The Fund holds U.S. Government securities to collateralize these futures and options contracts.

OTC FUND -- seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index. The Fund invests principally in securities of companies included in the NASDAQ 100 index.


PRECIOUS METALS FUND -- seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector. This will include exploration, mining, production and development, and other precious metals related services.



U.S. GOVERNMENT BOND FUND -- seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities, futures contracts, and options. Some of the Fund's U.S. Government securities will be used to collateralize these futures and options contracts.


JUNO FUND -- seeks to provide total returns that will inversely correlate to the price movement of a benchmark for U.S. Treasury debt instruments. The Fund's current benchmark is the inverse of the price movement of Long Treasury Bond. The Fund enters into short sales and engages in futures and options transactions. The Fund holds U.S. Government securities to collateralize these futures and options contracts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
Ameritas reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in Separate Account LLVL if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. Ameritas may operate Separate Account LLVL as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Ameritas separate accounts. Ameritas may also transfer the assets of Separate Account LLVL to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, Ameritas may, by appropriate endorsement, change the Policy to reflect the changes. In addition, Ameritas may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to Separate Account LLVL. Ameritas will determine the basis for making any new Subaccounts available to existing Policy Owners.

                                     LLSVUL

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between Separate Account LLVL and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from Separate Account LLVL to the Fixed Account are placed in Ameritas' General Account. The General Account includes all of Ameritas' assets, except those assets segregated in Ameritas' separate accounts. Ameritas has the sole discretion to invest the assets of the General Account, subject to applicable law. Ameritas bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of statements made in prospectuses.

Ameritas guarantees that it will credit interest at a declared rate of at least 3.5%. Ameritas may, at its discretion, set a higher declared rate(s). Each month Ameritas will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. Ameritas reserves the right to change the declaration practice, and the period for which a declared rate will apply.

POLICY BENEFITS

The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

PURPOSES OF THE POLICY
The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of Separate Account LLVL. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result,

                                     LLSVUL
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

whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of Separate Account LLVL. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, Ameritas will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

DEATH BENEFIT PROCEEDS
As long as the Policy remains in force, Ameritas will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.

Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policyowner, or to your estate.

DEATH BENEFIT OPTIONS
The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.
(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.)

                                    [GRAPH]

Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

                                     LLSVUL
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

OPTION B.
(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.)

                                    [GRAPH]

Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending Ameritas a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by Ameritas. A change may have federal tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by Ameritas. The Specified Amount of a Policy may be changed only once per year and Ameritas may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. Ameritas may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an

                                     LLSVUL
additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

METHODS OF AFFECTING INSURANCE PROTECTION
You may increase or decrease the pure insurance protection provided by a Policy -- the difference between the Death Benefit and the Accumulation
Value -- in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

        (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus

        (2)  The value of allocations to the Fixed Account; plus

        (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus

        (4)  Any Net Premiums received on that Valuation Date; less

        (5) Any partial withdrawal, and its charge, made on that Valuation Date; less

        (6)  Any Monthly Deduction to be made on that Valuation Date; less

        (7) Any federal or state income taxes charged against the Accumulation Value.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

                                     LLSVUL

THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:

        (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus

        (2) A charge for mortality and expense risk at an annual rate of .40% in Policy Years 1-15, decreasing to .10% thereafter; minus

        (3) A charge for administrative service expenses at an annual rate of .20%; and

        (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.

(See the section on Daily Charges Against the Separate Account.)

VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 1:30 p.m. Central time, or one hour before market close, for days on which the market closes early. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
Death Benefit Proceeds under the Policy will usually be paid within seven days after Ameritas receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, Ameritas will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, Ameritas has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to Ameritas' General Account. Ameritas may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:


INTEREST PAYMENT OPTION. Ameritas will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by Ameritas.



     FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount Ameritas holds runs out.



     FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.



     LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.


                                     LLSVUL

     JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.


As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by Ameritas. Further, one of Ameritas' affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

LOAN BENEFITS

LOAN PRIVILEGES. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)


LOAN INTEREST. Ameritas charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, Ameritas will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. Ameritas will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after Ameritas sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of

                                     LLSVUL
investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to Ameritas. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at Ameritas' Home Office. There are no surrender charges. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to Ameritas along with the request. Ameritas will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

PARTIAL WITHDRAWALS
Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly
Deduction -- Cost of Insurance and Death Benefit Options -- Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

TRANSFERS
Accumulation Value may be transferred among the Subaccounts of Separate Account LLVL and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail or by telephone. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be

                                     LLSVUL
imposed at the fund level. Transfers resulting from Policy loans or exercise of the exchange privilege will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. Ameritas may at any time revoke or modify the transfer privilege, including the minimum amount transferable.


The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 1:30 p.m. Central time, or one hour before market close, for days on which the market closes early.


Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

The privilege to initiate transactions by telephone will be made available to Policy Owners automatically. Ameritas will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, Ameritas may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Ameritas follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; Ameritas' tape recording of all telephone transfer instructions; and Ameritas providing written confirmation of telephone transactions.

SYSTEMATIC PROGRAMS
Ameritas may offer systematic programs as discussed below. These programs will be subject to administrative guidelines Ameritas may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. Ameritas reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may not be advantageous, and does not guarantee success.

PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct Ameritas to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct Ameritas to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Liquid Asset Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.

FREE-LOOK PRIVILEGE
You may cancel the Policy within 10 days after you receive it, within 10 days after Ameritas delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to Ameritas at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

                                     LLSVUL
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

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
Individuals wishing to purchase a Policy must complete an application and submit it to Ameritas' Home Office (5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to Ameritas. Acceptance is subject to Ameritas' underwriting rules, and Ameritas reserves the right to reject an application for any reason.

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by Ameritas in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to Ameritas, and the application amendments are received and reviewed in Ameritas' Home Office. On the Issue Date, your initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days, unless, where available, you have allocated 100% to the Fixed Account. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.


Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to $100,000.


PREMIUMS
No insurance will take effect before the initial premium payment is received by Ameritas in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at Ameritas' Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid.

                                     LLSVUL

Ameritas reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although Ameritas reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

PREMIUM LIMITS. Ameritas' current minimum premium limit is $45, $15 if paid by automatic bank draft. Ameritas currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. Ameritas reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, Ameritas will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. Ameritas may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. Ameritas will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, Ameritas will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

On the Issue Date, the initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. Premium payments received by Ameritas prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by Ameritas for the period from the date the payment has been converted into federal funds and is available to Ameritas. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

                                     LLSVUL

POLICY LAPSE AND REINSTATEMENT
LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date Ameritas mails a notice that the Grace Period has begun. Ameritas will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with Ameritas.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

Reinstatement is subject to the following:

        (1) Evidence of insurability of both Insureds satisfactory to Ameritas (including evidence of insurability of any person covered by a rider to reinstate the rider);

        (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;

        (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;

        (4) The minimum premium required at reinstatement is the greater of:

           (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or

           (b) three times the current Monthly Deduction.

The amount of Accumulation Value on the date of reinstatement will equal:

        (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by

        (2) The premium paid at reinstatement, less

        (3) The Percent of Premium Charge for Taxes.

If any Outstanding Policy Debt is reinstated, that debt will be held in Ameritas' General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by Ameritas of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate Ameritas for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

                                     LLSVUL

DEDUCTIONS FROM PREMIUM PAYMENTS

PERCENT OF PREMIUM CHARGE FOR TAXES. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 3%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain Policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters .) Ameritas does not expect to derive a profit from the Percent of Premium Charge for Taxes.


CHARGES FROM ACCUMULATION VALUE
MONTHLY DEDUCTIONS. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate Ameritas for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.


ADMINISTRATIVE EXPENSE CHARGE. To compensate Ameritas for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction may include a level per Policy charge. In addition, for all Specified Amounts there may be a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate that the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus a charge per month per $1000 of Specified Amount of $.10 for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.


COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. Ameritas will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on Ameritas' expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. The actual charges made during the Policy year will be shown in the annual report delivered to Policy Owners.

RATING CLASS. The rating class of each Insured will affect the Cost of Insurance Rate. Ameritas currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

TRANSFER CHARGE. Currently there is no charge for transfers among the investment options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate Ameritas for the costs of processing the transfer. Since the charge reimburses

                                     LLSVUL

Ameritas only for the cost of processing the transfer, Ameritas does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

PARTIAL WITHDRAWAL CHARGE. A charge will be imposed for each partial withdrawal. This charge will compensate Ameritas for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No partial withdrawal charge is assessed when a Policy is Surrendered.

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of Separate Account LLVL to compensate Ameritas for mortality and expense risks assumed in connection with the Policy. This daily charge from Separate Account LLVL is at the rate of 0.001093% (equivalent to an annual rate of .40%) for Policy Years 1-15 and 0.000273% (equivalent to an annual rate of
 .10%) thereafter. The daily charge will be deducted from the net asset value of Separate Account LLVL, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

Ameritas believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by Ameritas is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of Separate Account LLVL on a daily basis. This charge is applied at a rate of 0.000546% (equivalent to .20% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

There are no Surrender charges.

                                     LLSVUL

FUND EXPENSE SUMMARY


Fee information about the Funds was provided to Ameritas by the Funds. Ameritas has not independently verified such information. The amount of expenses borne by each portfolio for the fiscal year ended December 31, 1999, was as follows:



                                                                                                   TOTAL
                                                                                                (Reflecting
                              INVESTMENT                                    WAIVERS AND/OR    WAIVERS AND/OR
                              ADVISORY &    12B-1     OTHER                 REIMBURSEMENTS,   REIMBURSEMENTS,
          PORTFOLIO           MANAGEMENT   EXPENSE   EXPENSES       TOTAL       IF ANY            IF ANY)
          ---------           ----------   -------   --------       -----   ---------------   ---------------
AMERITAS PORTFOLIOS(1)
Ameritas Growth                 0.80%          --     0.10%         0.90%        0.09%             0.81%
Ameritas MidCap Growth          0.85%          --     0.12%         0.97%        0.11%             0.86%
Ameritas Small Capitalization   0.90%          --     0.10%         1.00%        0.08%             0.92%
Ameritas Growth With Income     0.80%          --     0.46%         1.26%        0.36%             0.90%
CVS SOCIAL PORTFOLIOS
Social Small Cap Growth         1.00%          --    0.58%(2)       1.58%           --             1.58%
Social Mid Cap Growth           0.90%          --    0.21%(2)       1.11%           --             1.11%
Social International Equity     1.10%          --    0.50%(2)       1.60%(3)         --            1.60%
Social Balanced                 0.70%          --    0.19%(2)       0.89%           --             0.89%
DEUTSCHE VIT(4)
Equity 500 Index Fund           0.20%          --     0.23%         0.43%        0.13%             0.30%
Small Cap Index Fund            0.35%          --     0.83%         1.18%        0.73%             0.45%
EAFE Equity Index Fund          0.45%          --     0.70%         1.15%        0.50%             0.65%
FIDELITY PORTFOLIOS(5)
VIP High Income: Service
  Class                         0.58%       0.10%     0.11%         0.79%           --             0.79%
VIP II Contrafund: Service
  Class                         0.58%       0.10%     0.10%         0.78%        0.03%             0.75%(6)
VIP II Investment Grade Bond:
  Initial Class                 0.43%          --     0.11%         0.54%           --             0.54%
VIP II Mid Cap: Service Class   0.57%       0.10%     2.74%         3.41%           --             3.41%
NEUBERGER BERMAN AMT(7)
Liquid Asset                    0.65%          --     0.44%         1.09%        0.08%(8)          1.01%
Limited Maturity Bond           0.65%          --     0.11%         0.76%           --             0.76%
Growth                          0.84%          --     0.08%         0.92%           --             0.92%
Partners                        0.80%          --     0.07%         0.87%           --             0.87%
Balanced                        0.85%          --     0.17%         1.02%           --             1.02%
RYDEX(9)
Nova Fund                       0.74%          --     0.80%         1.55%           --             1.55%
Ursa Fund                       0.90%          --     0.83%         1.73%           --             1.73%
OTC Fund                        0.75%          --     0.80%         1.96%           --             1.96%
Precious Metals Fund            0.75%          --     1.42%         2.17%           --             2.17%
U.S. Government Bond Fund       0.50%          --     1.02%         1.52%           --             1.52%
Juno Fund                       0.90%          --     1.36%         1.36%           --             1.36%


---------------

(1) Ameritas Investment Corp. ("AIC"), a subsidiary of Ameritas, is investment advisor to the Ameritas Portfolios. The portfolio's aggregate expenses are limited for a period of one year following November 1, 1999. Following this one year period, expenses of the Ameritas Portfolios will not be permitted to exceed an expense ratio which is .10% greater than the prior expense ratio of the corresponding replaced fund, unless an amendment to the investment advisory contract is approved modifying or eliminating the expense guarantee. Total expenses have been restated to reflect the above.


                                     LLSVUL

(2) Calvert Asset Management Company, Inc., an affiliate of Ameritas, is investment advisor of the CVS Social Portfolios. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be as follows:



    CVS Social Small Cap Growth                                 1.15%
    CVS Social Mid Cap Growth                                   1.02%
    CVS Social International Equity                             1.50%
    CVS Social Balanced                                         0.86%



(3) Total expenses have been restated to reflect expenses expected to be incurred in 2000.



(4) Bankers Trust Company is the investment advisor to Deutsche VIT. For its services, the investment advisor receives a fee that is a percentage of each fund's average daily net assets. The investment advisor has entered into agreements to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets.



(5) Fidelity Management & Research Company is manager of VIP and VIP II (Fidelity Portfolios).



(6) A portion of the brokerage commissions VIP II Contrafund: Service Class pays was used to reduce fund expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, the total operating expenses presented in the table would have been 0.78%.



(7) Neuberger Berman Management Inc. ("NBMI") provides investment management services to each Neuberger Berman AMT Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. NBMI provides administrative services to each portfolio that include furnishing similar facilities and personnel to the portfolio. With the portfolio's consent, NBMI is authorized to subcontract some of its responsibilities under its administration agreement with the portfolio to third parties.



    Each portfolio bears all expenses of its operations other than those borne by NBMI as administrator of the portfolio and as distributor of its shares. Each series bears all expenses of its operations other than those borne by NBMI as investment manager of the series. These expenses include, but are not limited to, for the portfolios and the series, legal and accounting fees and compensation for trustees who are not affiliated with NBMI; for the portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the series, custodial fees for securities. Any expenses which are not directly attributable to a specific series are allocated on the basis of the net assets of the respective series.



(8) NBMI has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI (with respect to all portfolios but the Liquid Asset Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the average daily net asset value.



(9) PADCO Advisors II, Inc., investment advisor of the Rydex Variable Trust, and PADCO Service Company, Inc., servicer to the Rydex Variable Trust, may from time to time volunteer to waive fees and/or reimburse expenses. For the period ending December 31, 1999, there were no waivers or reimbursements.



Other Calvert entities may provide administrative services to certain of the portfolios.


Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against Separate Account LLVL or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within Separate Account LLVL will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

                                     LLSVUL

GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by Ameritas. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. Ameritas will not be liable for any payment made or action taken before the change is recorded.

CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with Ameritas at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and Ameritas will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to Ameritas and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives at the time of the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY. Ameritas cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, Ameritas cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

MISSTATEMENT OF AGE AND SEX. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.


SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, Ameritas will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, Ameritas' liability with respect to


                                     LLSVUL
such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of Separate Account LLVL's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

REPORTS AND RECORDS. Ameritas will maintain all records relating to Separate Account LLVL and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to Ameritas immediately to assure proper crediting to the Policy. Ameritas will assume all transactions are accurately reported on quarterly statements unless Ameritas is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

ADDITIONAL INSURANCE BENEFITS (RIDERS). Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

        ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (LIVING BENEFIT
        RIDER). Upon Satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the surviving Insured after the two-year contestable period (no waiting period in certain states), Ameritas will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

        Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by Ameritas or its affiliates that provide coverage on the surviving Insured. Ameritas may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

        Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

        The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

                                     LLSVUL
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

        ESTATE PROTECTION RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

        FIRST-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

        SECOND-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

        TERM RIDER FOR COVERED INSURED. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

        TOTAL DISABILITY RIDER. This rider provides for the payment by Ameritas of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

DISTRIBUTION OF THE POLICIES


Ameritas Investment Corp. (AIC), a wholly owned subsidiary of AMAL Corporation, will act as the principal underwriter of the Policies, pursuant to an Underwriting Agreement between itself and Ameritas. AIC was organized under the laws of the State of Nebraska on December 29, 1983 and is a registered broker-dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. In 1999, AIC received gross variable universal life compensation of $198,771, and retained $10,753 in underwriting fees, and $19 in brokerage commissions on Ameritas' variable universal life policies.


AIC offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC also serves as principal underwriter for Ameritas' variable annuity, and for Ameritas Variable Life Insurance Company's variable life and variable annuities. Ameritas Variable Life Insurance Company is an affiliate of Ameritas. It also has executed selling agreements with a variety of mutual funds, unit investment trusts and direct participation programs.

There is no premium load to cover sales and distribution expenses. To the extent that sales and distribution expenses are paid, if at all, Ameritas will pay them from its other assets or surplus in its General Account, which include amounts derived from mortality and expense risk charges and other charges made under the Policy.

Policies can be purchased directly from Ameritas through its direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Policies can be purchased from field representatives who are registered representatives of AIC, or from registered representatives of other registered broker-dealers authorized to sell the policies subject to applicable law. In these situations, AIC or the other broker-dealer may receive compensation in an amount no greater than 15% of the target first year premium paid plus the first year cost of any riders, and 2% of excess first year premium. AIC or the other broker-dealer may pass a portion of this compensation on to the registered representative or the manager of the registered representative.

Upon any subsequent increase in Specified Amount or any subsequent increase in riders, marketing allowances will also be paid based on the amount of the increase in Specified Amount or increase in rider.

FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments -- Percent of

                                     LLSVUL

Premium Charge for Taxes.) This discussion is based upon Ameritas' understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. Ameritas makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy Owner or Beneficiary may be altered.


(1)   TAXATION OF AMERITAS. Ameritas is taxed as a life insurance company under
      Part I of Subchapter L of the Internal Revenue Code of 1986, (the "Code"). At this time, since Separate Account LLVL is not a separate entity from Ameritas, and its operations form a part of Ameritas, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of Separate Account LLVL are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. Ameritas believes that Separate Account LLVL net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.


      Ameritas does not currently expect to incur any federal income tax liability attributable to Separate Account LLVL with respect to the sale of the Policies. Accordingly, no charge is being made currently to Separate Account LLVL for federal income taxes. If, however, Ameritas determines that it may incur such taxes attributable to Separate Account LLVL, it may assess a charge for such taxes against Separate Account LLVL.

      Ameritas may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against Separate Account LLVL. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account LLVL, if any, may be assessed against Separate Account LLVL.

(2) TAX STATUS OF THE POLICY. The Code (Section 7702) includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While Ameritas believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). Ameritas reserves the right to make changes to the Policy if deemed appropriate by Ameritas to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

      The Code (Section 7702A) also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

      Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by Ameritas within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by Ameritas to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a

                                     LLSVUL
      modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


      The Code (Section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of Separate Account LLVL to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax gain in the Policy as it is earned. Separate Account LLVL, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.



      While AIC and CAMCO, Ameritas affiliates, are investment advisers to certain of the portfolios, Ameritas does not have control over the Funds or their investments. However, Ameritas believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, Ameritas believes that the Policy will be treated as a life insurance contract for federal tax purposes.


      In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, Ameritas reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of Separate Account LLVL or otherwise to qualify the Policy for favorable tax treatment.

      The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.


(3) TAX TREATMENT OF POLICY PROCEEDS. Ameritas believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, Ameritas believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.



      Distributions From Policies That Are Not "Modified Endowment Contracts." Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.


                                     LLSVUL

      Ameritas also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


      Except for Policies with respect to a limited number of key persons of an employer (both as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 (the "Health Insurance Act") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in the Health Insurance Act. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-"97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed Policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.


      Distributions From Policies That Are "Modified Endowment Contracts." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer's age
      59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

      The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.


      Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.


                                     LLSVUL

YOU SHOULD CONSULT QUALIFIED TAX AND/OR LEGAL ADVISORS TO OBTAIN COMPLETE INFORMATION ON FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS APPLICABLE TO YOUR PARTICULAR SITUATION.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Ameritas holds the assets of Separate Account LLVL. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. Ameritas maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

Ameritas is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. Ameritas does not engage any such third parties to offer such services of any type. In certain cases, Ameritas has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with Ameritas for the sale of Policies. Ameritas takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

Ameritas is the legal holder of the shares held in the Subaccounts of Separate Account LLVL and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, Ameritas will vote all shares of each of the Funds held in Separate Account LLVL at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by Ameritas in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, Ameritas may elect to vote shares of the Fund in its own right.

DISREGARD OF VOTING INSTRUCTION. Ameritas may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, Ameritas itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if Ameritas reasonably disapproves those changes in accordance with applicable federal regulations. If Ameritas does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.

STATE REGULATION OF AMERITAS

Ameritas, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of Ameritas and Separate Account LLVL as of December 31 of the preceding year must be filed with the Nebraska Department of Insurance.

                                     LLSVUL

Periodically, the Nebraska Department of Insurance examines the liabilities and reserves of Ameritas and Separate Account LLVL.

In addition, Ameritas is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

                                     LLSVUL

EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS

This list shows name and position(s) with Ameritas followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

LAWRENCE J. ARTH, DIRECTOR, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER*


Chairman and Chief Executive Officer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Chairman of the Board, Chief Executive
Officer: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.


KENNETH C. LOUIS, DIRECTOR, PRESIDENT AND CHIEF OPERATING OFFICER*


Executive Vice President: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Executive Vice President: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.


JAMES P. ABEL, DIRECTOR**

President: NEBCO, Inc.

DUANE W. ACKLIE, DIRECTOR**

Chairman: Crete Carrier Corporation; Director: AMAL Corporation.

HALUK ARITURK, EXECUTIVE VICE PRESIDENT-AMERITAS ACACIA SHARED SERVICES CENTER*

Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance Company; also serves as officer and/or director of subsidiaries and/or affiliates of Acacia Life Insurance Company.

ROBERT C. BARTH, VICE PRESIDENT AND CONTROLLER*


Controller: Ameritas Variable Life Insurance Company.


ROBERT W. CLYDE, DIRECTOR**


Executive Vice President: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; President and Chief Operating Officer: Acacia National Life Insurance Company.


JAN M. CONNOLLY, SENIOR VICE PRESIDENT -- OPERATIONS, PLANNING AND QUALITY*


Senior Vice President -- Operations, Planning and Quality: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company.


WILLIAM W. COOK, JR., DIRECTOR**

Chairman, Chief Executive Officer: The Beatrice National Bank and Trust Co.

BERT A. GETZ, DIRECTOR**

Chairman and President: Globe Corporation; Director: Security Pacific Bank Arizona, Security Pacific Bancorp Southwest, Bancwest Mortgage Corp., Security Pacific Corporation, Security Pacific National Bank, Ellsworth Financial Corp., Iliff, Thorn & Co., CalMat Co., Dean Foods Company, Continental Bank, Continental Bank Corp.; Advisory Director: Myers Craig Vallone Co.; Trustee:
Mayo Foundation.

WILLIAM R. GIOVANNI, SENIOR VICE PRESIDENT, PRESIDENT AND CHIEF EXECUTIVE OFFICER-AIC*

Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.; President: FirsTier Securities.

KENNETH R. JONES, VICE PRESIDENT -- CORPORATE COMPLIANCE AND ASSISTANT
SECRETARY*

Vice President-Corporate Compliance and Assistant Secretary: Ameritas Variable Life Insurance Company, also serves as officer of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

                                     LLSVUL

JAMES R. KNAPP, DIRECTOR**

Chairman: The Brookhollow Group; General Partner: Windsor Associates.

ROBERT F. KROHN, DIRECTOR**

Chairman and Chief Executive Officer: PSI Group, Inc.; President: Krohn Corporation; Chairman of the Board: Commercial Federal Corporation.

WILLIAM W. LESTER, SENIOR VICE PRESIDENT -- INVESTMENTS AND TREASURER*

Treasurer: Ameritas Variable Life Insurance Company; also serves as officer of other subsidiaries of Ameritas Life Insurance Corp.

WILFRED J. MADDUX, DIRECTOR**

President, Manager: Maddux Cattle Company.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER*


Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Vice President and Chief Financial Officer: Ameritas Variable Life Insurance Company; also serves as an officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.


CHARLES T. NASON, DIRECTOR**


Vice Chairman and President: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Chairman of the Board and Chief Executive Officer, Director:
Acacia National Life Insurance Company; Chairman, President and Chief Executive
Officer: Acacia Life Insurance Company.


BARRY C. RITTER, SENIOR VICE PRESIDENT -- INFORMATION SERVICES*

PAUL C. SCHORR, III, DIRECTOR**

President and CEO: ComCor Holding, Inc.; Chairman: Ebco/Commonwealth, Inc.; President, Chief Executive Officer: Fishbach Corp., Commonwealth Companies, Inc.

WILLIAM C. SMITH, DIRECTOR**

Director: AMAL Corporation; President: William C. Smith & Co.; President, Chairman, Chief Executive Officer: FirsTier Bank, N.A.; President, Chief Operating Officer, Chairman, Chief Executive Officer: FirsTier Financial, Inc.

DONALD R. STADING, SENIOR VICE PRESIDENT, SECRETARY AND CORPORATE GENERAL
COUNSEL*


Corporate Secretary and Deputy General Counsel: Ameritas Acacia Mutual Holding Company; and Ameritas Holding Company Secretary and General Counsel: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.


NEAL E. TYNER, DIRECTOR, CHAIRMAN EMERITUS**

NET Consultants, Formerly Chairman of the Board and CEO of Ameritas Life Insurance Corp.

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY*


Senior Vice President and Corporate Actuary: Ameritas Acacia Mutual Holding Company and Acacia National Life Insurance Company.


                                     LLSVUL

WINSTON J. WADE, DIRECTOR**

Vice President-Network Infrastructure: U.S. West Communications; Vice President-Technical Services: U.S. West Communication, Inc.
---------------

 * Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501.

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln,
   Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; Robert W. Clyde, Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Bert A. Getz, Globe Corporation, Scottsdale Spectrum, 6730 N. Scottsdale Road, Suite 250, Scottsdale, Arizona 85253; James R. Knapp, Brookhollow Group, One Brookhollow Drive, Santa Ana, California 92705; Robert
   F. Krohn; PSI Group, Inc., 10011 J Street, Omaha, Nebraska 68127; Wilfred Maddux, Maddux Cattle Company, P.O. Box 217, Wauneta, Nebraska 69045; Charles
   T. Nason, Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505; William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508; Neal E. Tyner, NET Consultants, 6940 "O" Street, Suite 324, Lincoln, Nebraska 68510; Winston J. Wade, c/o PMI-USW 843-1, P.O. Box 311, Mendham, New Jersey 07945-0311.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and Ameritas' right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Senior Vice President, Secretary and Corporate General Counsel.

LEGAL PROCEEDINGS

There are no legal proceedings to which Separate Account LLVL is a party or to which the assets of Separate Account LLVL are subject. Ameritas is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to Separate Account LLVL. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.

EXPERTS


The consolidated financial statements of Ameritas as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the subaccounts of Separate Account LLVL as of December 31, 1999, and for each of the three years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


Actuarial matters included in this prospectus have been examined by Thomas P. McArdle, Assistant Vice President and Associate Actuary of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning Separate Account LLVL, Ameritas and the Policy offered hereby. Statements contained in this prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The financial statements of Ameritas which are included in this prospectus should be considered only as bearing on the ability of Ameritas to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Separate Account LLVL.

                                     LLSVUL

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statement of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA, (comprising, respectively, the Balanced Portfolio, Growth Portfolio, Partners Portfolio, Limited Maturity Bond Portfolio, and Liquid Assets Portfolio of the Neuberger & Berman Advisers Management Trust; the International Stock Fund II Portfolio, and Growth Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Opportunity Fund II, Inc. Portfolio of the Strong Opportunity Fund II, Inc.; the 100 Fund Portfolio, and Small Company Growth Portfolio of the Berger Institutional Products Trust; and the Nova Portfolio (commenced November 1,
1999), OTC Portfolio (commenced July 25, 1999), Precious Metals Portfolio (commenced August 13, 1999), Ursa Portfolio (commenced November 1, 1999), and U.S. Government Bond Portfolio (commenced July 20, 1999) of the Rydex Variable Trust) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 1999, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                     F-I- 1

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS
INVESTMENTS AT NET ASSET VALUE:
  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
     Balanced Portfolio -- 9,294.566 shares at $20.89 per
      share (cost $198,972).................................  $  194,163
     Growth Portfolio -- 6,082.216 shares at $37.27 per
      share (cost $149,906).................................     226,684
     Partners Portfolio -- 47,085.126 shares at $19.64 per
      share (cost $828,026).................................     924,752
     Limited Maturity Bond Portfolio -- 26,151.811 shares at
      $13.24 per share (cost $402,519)......................     346,250
     Liquid Assets Portfolio -- 2,148,442.540 shares at
      $1.00 per share (cost $2,148,442).....................   2,148,442
  STRONG VARIABLE INSURANCE FUNDS, INC.:
     International Stock Fund II Portfolio -- 19,808.985
      shares at $16.37 per share (cost $202,428)............     324,273
     Growth Fund II Portfolio -- 25,081.593 shares at $30.37
      per share (cost $373,513).............................     761,728
  STRONG OPPORTUNITY FUND II, INC.:
     Opportunity Fund II, Inc. Portfolio -- 27,553.944
      shares at $25.99 per share (cost $536,638)............     716,127
  BERGER INSTITUTIONAL PRODUCTS TRUST:
     100 Fund Portfolio -- 20,888.554 shares at $19.22 per
      share (cost $279,751).................................     401,478
     Small Company Growth Portfolio -- 5,154.773 shares at
      $23.51 per share (cost $42,671).......................     121,189
  RYDEX VARIABLE TRUST:
     Nova Portfolio -- 25,153.351 shares at $18.57 per share
      (cost $414,742).......................................     467,098
     OTC Portfolio -- 50,402.216 shares at $38.52 per share
      (cost $1,388,682).....................................   1,941,493
     Precious Metals Portfolio -- 7,336.787 shares at $5.43
      per share (cost $22,258)..............................      39,839
     Ursa Portfolio -- 1,086.098 shares at $5.35 per share
      (cost $4,440).........................................       5,811
     U.S. Governments Bond Portfolio -- 0 shares at $10.17
      per share (cost $0)...................................          --
                                                              ----------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS..............  $8,619,327
                                                              ==========

The accompanying notes are an integral part of these financial statements.

                                     F-I- 2

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     F-I- 3

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                            STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                       NEUBERGER & BERMAN
                                                                    ADVISERS MANAGEMENT TRUST
                                                        -------------------------------------------------
                                                                      BALANCED      GROWTH      PARTNERS
                                                          TOTAL       PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        ----------    ---------    ---------    ---------
                        1999
INVESTMENT INCOME:
  Dividend distributions received...................    $  120,208    $  5,296      $    --     $ 13,593
  Mortality and expense risk charge.................        36,383       1,758        1,223        7,592
                                                        ----------    --------      -------     --------
NET INVESTMENT INCOME (LOSS)........................        83,825       3,538       (1,223)       6,001
                                                        ==========    ========      =======     ========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions...................       109,590       7,846        8,335       23,641
  Net change in unrealized appreciation
     (depreciation).................................     1,545,596      32,450       69,918       50,876
                                                        ----------    --------      -------     --------
NET GAIN (LOSS) ON INVESTMENTS......................     1,655,186      40,296       78,253       74,517
                                                        ----------    --------      -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $1,739,011    $ 43,834      $77,030     $ 80,518
                                                        ==========    ========      =======     ========
                        1998
INVESTMENT INCOME:
  Dividend distributions received...................    $   65,389    $  5,727      $    --     $  2,423
  Mortality and expense risk charge.................        23,840       3,102          680        5,837
                                                        ----------    --------      -------     --------
NET INVESTMENT INCOME (LOSS)........................        41,549       2,625         (680)      (3,414)
                                                        ----------    --------      -------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions...................       145,859      40,221       20,701       76,334
  Net change in unrealized appreciation
     (depreciation).................................       (11,596)    (45,597)      (1,241)     (13,224)
                                                        ----------    --------      -------     --------
NET GAIN (LOSS) ON INVESTMENTS......................       134,263      (5,376)      19,460       63,110
                                                        ----------    --------      -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $  175,812    $ (2,751)     $18,780     $ 59,696
                                                        ==========    ========      =======     ========

The accompanying notes are an integral part of these financial statements.

                                     F-I- 4

   NEUBERGER & BERMAN            STRONG VARIABLE         STRONG OPP.    BERGER INSTITUTIONAL
ADVISERS MANAGEMENT TRUST     INSURANCE FUNDS, INC.     FUND II, INC.      PRODUCTS TRUST
-------------------------   -------------------------   -------------   ---------------------
 LIMITED                    INTERNATIONAL                                             SMALL
MATURITY                        STOCK        GROWTH      OPPORTUNITY                 COMPANY
  BOND      LIQUID ASSETS      FUND II       FUND II    FUND II, INC.   100 FUND     GROWTH
PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
---------   -------------   -------------   ---------   -------------   ---------   ---------
$ 66,658       $33,383        $    497      $     --      $     --      $     63     $    --
   4,403         5,836           1,412         3,708         4,758         2,083         621
--------       -------        --------      --------      --------      --------     -------
  62,255        27,547            (915)       (3,708)       (4,758)       (2,020)       (621)
========       =======        ========      ========      ========      ========     =======
      --            --              --           590        66,251            --          --
 (55,575)           --         147,900       356,797       133,584       125,813      65,784
--------       -------        --------      --------      --------      --------     -------
 (55,575)           --         147,900       357,387       199,835       125,813      65,784
--------       -------        --------      --------      --------      --------     -------
$  6,680       $27,547        $146,985      $353,679      $195,077      $123,793     $65,163
========       =======        ========      ========      ========      ========     =======
$ 32,282       $22,523        $    918      $     --      $  1,124      $    355     $    37
   5,226         3,658             775           707         1,574         1,683         598
--------       -------        --------      --------      --------      --------     -------
  27,056        18,865             143          (707)         (450)       (1,328)       (561)
--------       -------        --------      --------      --------      --------     -------
      --            --              --            --         8,510            93          --
  (4,691)           --         (13,898)       29,108        43,282        (6,259)        924
--------       -------        --------      --------      --------      --------     -------
  (4,691)           --         (13,898)       29,108        51,792        (6,166)        924
--------       -------        --------      --------      --------      --------     -------
$ 22,365       $18,865        $(13,755)     $ 28,401      $ 51,342      $ (7,494)    $   363
========       =======        ========      ========      ========      ========     =======

                                     F-I- 5

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                            STATEMENT OF OPERATIONS
                FOR THE YEARS ENDING DECEMBER 31, 1999 AND 1998

                                                                         RYDEX VARIABLE TRUST
                                                              ------------------------------------------
                                                                                              PRECIOUS
                                                                  NOVA           OTC           METALS
                                                              PORTFOLIO(1)   PORTFOLIO(2)   PORTFOLIO(3)
                                                              ------------   ------------   ------------
1999
INVESTMENT INCOME:
  Dividend distributions received..........................     $    --        $     --       $     3
  Mortality and expense risk charge........................         619           2,138           107
                                                                -------        --------       -------
NET INVESTMENT INCOME (LOSS)...............................        (619)         (2,138)         (104)
                                                                -------        --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions..........................          --           1,440         1,487
  Net change in unrealized appreciation (depreciation).....      52,356         552,812        17,581
                                                                -------        --------       -------
NET GAIN (LOSS) ON INVESTMENTS.............................      52,356         554,252        19,068
                                                                -------        --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................     $51,737        $552,114       $18,964
                                                                =======        ========       =======

1998
INVESTMENT INCOME:
  Dividend distributions received..........................     $    --        $     --       $    --
  Mortality and expense risk charge........................          --              --            --
                                                                -------        --------       -------
NET INVESTMENT INCOME (LOSS)...............................          --              --            --
                                                                -------        --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions..........................          --              --            --
  Net change in unrealized appreciation (depreciation).....          --              --            --
                                                                -------        --------       -------
NET GAIN (LOSS) ON INVESTMENTS.............................          --              --            --
                                                                -------        --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................     $    --        $     --       $    --
                                                                =======        ========       =======

---------------
(1) Commenced business 11/01/99
(2) Commenced business 07/25/99
(3) Commenced business 08/13/99
(4) Commenced business 11/01/99
(5) Commenced business 07/20/99

The accompanying notes are an integral part of these financial statements.

                                     F-I- 6

            RYDEX VARIABLE TRUST
       -------------------------------
                       U.S. GOVERNMENT
           URSA             BOND
       PORTFOLIO(4)     PORTFOLIO(5)
       ------------    ---------------
          $   --           $   715
               8               117
          ------           -------
              (8)              598
          ------           -------
              --                --
           1,371            (6,071)
          ------           -------
           1,371            (6,071)
          ------           -------
          $1,363           $(5,473)
          ======           =======

          $   --           $    --
              --                --
          ------           -------
              --                --
          ------           -------
              --                --
              --                --
          ------           -------
              --                --
          ------           -------
          $   --           $    --
          ======           =======

                                     F-I- 7

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVA
                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         NEUBERGER & BERMAN
                                                                     ADVISERS MANAGEMENT TRUST
                                                                 ----------------------------------
                                                                 BALANCED     GROWTH      PARTNERS
                                                      TOTAL      PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                    ----------   ---------   ---------   ----------
                      1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..................    $   83,825   $   3,538   $ (1,223)   $    6,001
  Net realized gain distributions...............       109,590       7,846      8,335        23,641
  Net change in unrealized appreciation
     (depreciation).............................     1,545,596      32,450     69,918        50,876
                                                    ----------   ---------   --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...............................     1,739,011      43,834     77,030        80,518
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS..................................     2,403,523    (183,059)   (18,448)     (260,255)
                                                    ----------   ---------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........     4,142,534    (139,225)    58,582      (179,737)
                                                    ----------   ---------   --------    ----------
NET ASSETS AT JANUARY 1, 1999...................     4,476,793     333,388    168,102     1,104,489
                                                    ----------   ---------   --------    ----------
NET ASSETS AT DECEMBER 31, 1999.................    $8,619,327   $ 194,163   $226,684    $  924,752
                                                    ==========   =========   ========    ==========
                      1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..................    $   41,549   $   2,625   $   (680)   $   (3,414)
  Net realized gain distributions...............       145,859      40,221     20,701        76,334
  Net change in unrealized appreciation
     (depreciation).............................       (11,596)    (45,597)    (1,241)      (13,224)
                                                    ----------   ---------   --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...............................       175,812      (2,751)    18,780        59,696
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS..................................     2,282,739     119,564     76,318       459,751
                                                    ----------   ---------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........     2,458,551     116,813     95,098       519,447
                                                    ----------   ---------   --------    ----------
NET ASSETS AT JANUARY 1, 1998...................     2,018,242     216,575     73,004       585,042
                                                    ----------   ---------   --------    ----------
NET ASSETS AT DECEMBER 31, 1998.................    $4,476,793   $ 333,388   $168,102    $1,104,489
                                                    ==========   =========   ========    ==========

The accompanying notes are an integral part of these financial statements.

                                     F-I- 8

        NEUBERGER & BERMAN            STRONG VARIABLE         STRONG OPP.      BERGER INSTITUTIONAL
    ADVISERS MANAGEMENT TRUST      INSURANCE FUNDS, INC.     FUND II, INC.        PRODUCTS TRUST
    --------------------------   -------------------------   -------------   -------------------------
     LIMITED                     INTERNATIONAL
     MATURITY                        STOCK        GROWTH      OPPORTUNITY                SMALL COMPANY
       BOND      LIQUID ASSETS      FUND II       FUND II    FUND II, INC.   100 FUND       GROWTH
    PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
    ----------   -------------   -------------   ---------   -------------   ---------   -------------
    $   62,255    $   27,547       $   (915)     $ (3,708)     $ (4,758)     $ (2,020)     $   (621)
            --            --             --           590        66,251            --            --
       (55,575)           --        147,900       356,797       133,584       125,813        65,784
    ----------    ----------       --------      --------      --------      --------      --------
         6,680        27,547        146,985       353,679       195,077       123,793        65,163
      (842,763)    1,619,293         51,106       188,118       (29,658)       78,530       (34,877)
    ----------    ----------       --------      --------      --------      --------      --------
      (836,083)    1,646,840        198,091       541,797       165,419       202,323        30,286
    ----------    ----------       --------      --------      --------      --------      --------
     1,182,333       501,602        126,182       219,931       550,708       199,155        90,903
    ----------    ----------       --------      --------      --------      --------      --------
    $  346,250    $2,148,442       $324,273      $761,728      $716,127      $401,478      $121,189
    ==========    ==========       ========      ========      ========      ========      ========
    $   27,056    $   18,865       $    143      $   (707)     $   (450)     $ (1,328)     $   (561)
            --            --             --            --         8,510            93            --
        (4,691)           --        (13,898)       29,108        43,282        (6,259)          924
    ----------    ----------       --------      --------      --------      --------      --------
        22,365        18,865        (13,755)       28,401        51,342        (7,494)          363
       658,736       182,137         76,345       172,715       454,387        56,778        26,008
    ----------    ----------       --------      --------      --------      --------      --------
       681,101       201,002         62,590       201,116       505,729        49,284        26,371
    ----------    ----------       --------      --------      --------      --------      --------
       501,232       300,600         63,592        18,815        44,979       149,871        64,532
    ----------    ----------       --------      --------      --------      --------      --------
    $1,182,333    $  501,602       $126,182      $219,931      $550,708      $199,155      $ 90,903
    ==========    ==========       ========      ========      ========      ========      ========

                                     F-I- 9

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVA
                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDING DECEMBER 31, 1999 AND 1998

                                                                       RYDEX VARIABLE TRUST
                                                   ------------------------------------------------------------
                                                                                     PRECIOUS
                                                       NOVA            OTC            METALS           URSA
                                                   PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)    PORTFOLIO(4)
                                                   ------------    ------------    ------------    ------------
                     1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................      $   (619)      $   (2,138)      $  (104)         $   (8)
  Net realized gain distributions..............            --            1,440         1,487              --
  Net change in unrealized appreciation
     (depreciation)............................        52,356          552,812        17,581           1,371
                                                     --------       ----------       -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................        51,737          552,114        18,964           1,363
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.................................       415,361        1,389,379        20,875           4,448
                                                     --------       ----------       -------          ------
TOTAL INCREASE (DECREASE) IN NET ASSETS........       467,098        1,941,493        39,839           5,811
                                                     --------       ----------       -------          ------
NET ASSETS AT JANUARY 1, 1999..................            --               --            --              --
                                                     --------       ----------       -------          ------
NET ASSETS AT DECEMBER 31, 1999................      $467,098       $1,941,493       $39,839          $5,811
                                                     ========       ==========       =======          ======
                     1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).................      $     --       $       --       $    --          $   --
  Net realized gain distributions..............            --               --            --              --
  Net change in unrealized appreciation
     (depreciation)............................            --               --            --              --
                                                     --------       ----------       -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................            --               --            --              --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.................................            --               --            --              --
                                                     --------       ----------       -------          ------
TOTAL INCREASE (DECREASE) IN NET ASSETS........            --               --            --              --
                                                     --------       ----------       -------          ------
NET ASSETS AT JANUARY 1, 1998..................            --               --            --              --
                                                     --------       ----------       -------          ------
NET ASSETS AT DECEMBER 31, 1998................      $     --       $       --       $    --          $   --
                                                     ========       ==========       =======          ======

---------------
(1) Commenced business 11/01/99
(2) Commenced business 07/25/99
(3) Commenced business 08/13/99
(4) Commenced business 11/01/99
(5) Commenced business 07/20/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 10

    RYDEX VARIABLE TRUST
    --------------------
      U.S. GOVERNMENT
     BOND PORTFOLIO(5)
    --------------------
          $   598
               --
           (6,071)
          -------
           (5,473)
            5,473
          -------
               --
          -------
               --
          -------
          $    --
          =======
          $    --
               --
               --
          -------
               --
               --
          -------
               --
          -------
               --
          -------
          $    --
          =======

                                    F-I- 11

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                         NOTES TO FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established under Nebraska law on October 26, 1995. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1999 there are fifteen subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Two of the subaccounts invest only in a corresponding Portfolio of the Strong Variable Insurance Funds, Inc. and one subaccount invests only in a corresponding Portfolio of Strong Opportunity Fund II, Inc. Both funds are diversified open-end management investment companies and are managed by Strong Capital Management, Inc. Five of the subaccounts invest only in a corresponding Portfolio of the Rydex Variable Trust which is a diversified open-end management investment company managed by PADCO Advisors II, Inc. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The assets of the account are carried at the net asset value of the underlying Portfolios. The value of the Policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

                                    F-I- 12

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    F-I- 13

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                         NOTES TO FINANCIAL STATEMENTS

3. SHARES OWNED

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:

                                                 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                     --------------------------------------------------------------------
                                                                               LIMITED
                                                                               MATURITY
                                      BALANCED      GROWTH       PARTNERS        BOND       LIQUID ASSETS
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO
                                     ----------    ---------    ----------    ----------    -------------
Shares owned at January 1, 1999...   20,403.196    6,394.129    58,345.968    85,552.309      501,601.800
Shares acquired...................   11,092.570    7,414.546    18,749.760    37,315.834    8,918,932.430
Shares disposed of................   22,201.200    7,726.459    30,010.602    96,716.332    7,272,091.690
                                     ----------    ---------    ----------    ----------    -------------
Shares owned at December 31,
  1999............................    9,294.566    6,082.216    47,085.126    26,151.811    2,148,442.540
                                     ==========    =========    ==========    ==========    =============

Shares owned at January 1, 1998...   12,167.134    2,390.452    28,400.091    35,498.016      300,600.080
Shares acquired...................   50,129.086    4,473.475    44,871.307    51,682.206    4,371,682.690
Shares disposed of................   41,893.024      469.798    14,925.430     1,627.913    4,170,680.970
                                     ----------    ---------    ----------    ----------    -------------
Shares owned at December 31,
  1998............................   20,403.196    6,394.129    58,345.968    85,552.309      501,601.800
                                     ==========    =========    ==========    ==========    =============

---------------
(1) Commenced business 11/01/99

                                    F-I- 14

     STRONG VARIABLE          STRONG OPP.     BERGER INSTITUTIONAL        RYDEX
  INSURANCE FUNDS, INC.      FUND II, INC.       PRODUCTS TRUST       VARIABLE TRUST
--------------------------   -------------   ----------------------   --------------
INTERNATIONAL                                               SMALL
    STOCK         GROWTH      OPPORTUNITY                  COMPANY
   FUND II       FUND II     FUND II, INC.    100 FUND     GROWTH          NOVA
  PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO(1)
-------------   ----------   -------------   ----------   ---------   --------------
 14,371.502     13,728.553    25,354.875     15,450.336   7,402.572             --
 27,156.996     20,587.953    18,843.245     27,535.173   4,621.412    159,527.784
 21,719.513      9,234.913    16,644.176     22,096.955   6,869.211    134,374.433
 ----------     ----------    ----------     ----------   ---------    -----------
 19,808.985     25,081.593    27,553.944     20,888.554   5,154.773     25,153.351
 ==========     ==========    ==========     ==========   =========    ===========

  6,823.144      1,511.266     2,072.755     13,489.758   5,350.946             --
  8,593.796     16,051.054    25,586.526     38,729.529   2,807.857             --
  1,045.438      3,833.767     2,304.406     36,768.951     756.231             --
 ----------     ----------    ----------     ----------   ---------    -----------
 14,371.502     13,728.553    25,354.875     15,450.336   7,402.572             --
 ==========     ==========    ==========     ==========   =========    ===========

                                    F-I- 15

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                         NOTES TO FINANCIAL STATEMENTS

3. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:

                                                                      RYDEX VARIABLE TRUST
                                                  ------------------------------------------------------------
                                                                                                      U.S.
                                                                    PRECIOUS                       GOVERNMENT
                                                      OTC            METALS           URSA            BOND
                                                  PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)    PORTFOLIO(4)
                                                  ------------    ------------    ------------    ------------
Shares owned at January 1, 1999...............             --              --              --              --
Shares acquired...............................     67,757.247      34,040.249      40,249.504      12,021.304
Shares disposed of............................     17,355.031      26,703.462      39,163.406      12,021.304
                                                   ----------      ----------      ----------      ----------
Shares owned at December 31, 1999.............     50,402.216       7,336.787       1,086.098              --
                                                   ==========      ==========      ==========      ==========
Shares owned at January 1, 1998...............             --              --              --              --
Shares acquired...............................             --              --              --              --
Shares disposed of............................             --              --              --              --
                                                   ----------      ----------      ----------      ----------
Shares owned at December 31, 1998.............             --              --              --              --
                                                   ==========      ==========      ==========      ==========

---------------
(1) Commenced business 07/25/99
(2) Commenced business 08/13/99
(3) Commenced business 11/01/99
(4) Commenced business 07/20/99

                                    F-I- 16

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                    F-II- 1

                         AMERITAS LIFE INSURANCE CORP.
                          CONSOLIDATED BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                    DECEMBER 31
                                                              -----------------------
                                                                 1999         1998
                                                              ----------   ----------
ASSETS
Investments:
  Fixed maturity securities held to maturity (fair value
     $582,445 -- 1999, $620,543 -- 1998)....................  $  590,661   $  586,419
  Fixed maturity securities available for sale (amortized
     cost $373,762 -- 1999, $466,025 -- 1998)...............     364,388      484,491
  Redeemable preferred stock -- affiliate...................      25,000           --
  Equity securities (cost $70,421 -- 1999,
     $59,411 -- 1998).......................................     159,819      121,905
  Mortgage loans on real estate.............................     245,058      222,151
  Loans on insurance policies...............................      37,645       29,047
  Real estate, less accumulated depreciation
     ($13,083 -- 1999, $17,431 -- 1998).....................      25,319       33,420
  Other investments.........................................      47,416       45,104
  Short-term investments....................................         295        1,341
                                                              ----------   ----------
          Total investments.................................   1,495,601    1,523,878
Cash and cash equivalents...................................      47,538       79,019
Accrued investment income...................................      19,025       20,104
Deferred policy acquisition costs...........................     207,117      171,201
Property and equipment, less accumulated depreciation
  ($31,001 -- 1999, $31,985 -- 1998)........................      23,829       20,946
Reinsurance receivable -- affiliate.........................      35,921           --
Other assets................................................      22,339       21,903
Closed block assets.........................................     308,490      309,326
Separate accounts...........................................   2,728,169    1,954,931
                                                              ----------   ----------
          TOTAL.............................................  $4,888,029   $4,101,308
                                                              ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves................................  $  106,097   $  100,190
Policy and contract claims..................................      30,091       29,823
Accumulated contract values.................................     965,246    1,019,849
Unearned policy charges.....................................      11,343       12,160
Unearned reinsurance ceded allowance........................       1,768        1,480
Federal income taxes--
  Current...................................................       7,660        6,710
  Deferred..................................................      52,690       50,795
Other liabilities...........................................      45,757       45,509
Closed block liabilities....................................     334,769      334,622
Separate accounts...........................................   2,728,169    1,954,931
                                                              ----------   ----------
          TOTAL LIABILITIES.................................   4,283,590    3,556,069
                                                              ----------   ----------
COMMITMENTS AND CONTINGENCIES
Minority interest in subsidiary.............................      29,519       27,523
Common stock, par value $0.10 per share, 25,000,000 shares
  authorized, issued and outstanding........................       2,500        2,500
Additional paid-in capital..................................       5,000        5,000
Retained earnings...........................................     512,575      459,065
Accumulated other comprehensive income......................      54,845       51,151
                                                              ----------   ----------
          TOTAL STOCKHOLDER'S EQUITY........................     574,920      517,716
                                                              ----------   ----------
          TOTAL.............................................  $4,888,029   $4,101,308
                                                              ==========   ==========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 2

                        [PAGE INTENTIONALLY LEFT BLANK]

                                    F-II- 3

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
INCOME:
Insurance revenues:
  Premiums:
     Life Insurance.........................................    $ 15,181    $ 21,159    $ 26,794
     Accident and health insurance..........................     270,263     256,742     181,952
  Contract charges..........................................      77,877      68,145      57,199
  Reinsurance, net..........................................        (572)     19,930      (1,037)
  Reinsurance, ceded allowance..............................       3,986       3,667       2,475
Investment revenues:
  Investment income, net....................................     120,265     130,102     137,744
  Realized gains, net.......................................      10,913      14,288      10,295
Other.......................................................      30,951      23,011      14,987
Gain/(loss) in closed block.................................       2,751        (105)         --
                                                                --------    --------    --------
                                                                 531,615     536,939     430,409
                                                                --------    --------    --------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits............................................      14,642      19,879      20,710
  Surrender benefits........................................         137       6,730      10,084
  Accident and health benefits..............................     190,452     200,405     130,908
  Interest credited.........................................      62,939      68,698      66,788
  Increase/(decrease) in policy and contract reserves.......       6,290      (2,570)     (3,307)
  Other.....................................................      12,815      21,920      23,747
Sales and operating expenses................................     137,830     126,199      90,737
Amortization of deferred policy acquisition costs...........      17,329      18,584      16,441
                                                                --------    --------    --------
                                                                 442,434     459,845     356,108
                                                                --------    --------    --------
Income before federal income taxes and minority interest in
  earnings of subsidiary....................................      89,181      77,094      74,301
Income taxes -- current.....................................      32,130      27,229      26,401
Income taxes -- deferred....................................         923         157          39
                                                                --------    --------    --------
       Total federal income taxes...........................      33,053      27,386      26,440
                                                                --------    --------    --------
Income before minority interest in earnings of subsidiary...      56,128      49,708      47,861
Minority interest in earnings of subsidiary.................      (2,618)     (2,940)     (1,987)
                                                                --------    --------    --------
NET INCOME..................................................    $ 53,510    $ 46,768    $ 45,874
                                                                ========    ========    ========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 4

                         AMERITAS LIFE INSURANCE CORP.
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    -------
Net Income..................................................    $53,510    $46,768    $45,874
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
     Unrealized holding gains arising during period (net of
       deferred tax of $2,664 -- 1999, $6,913 -- 1998, and
       $11,628 -- 1997).....................................      6,155     12,646     21,290
     Reclassification adjustment for gains included in net
       income (net of deferred tax of $1,659 -- 1999,
       $1,635 -- 1998, and $2,548 -- 1997)..................     (3,082)    (3,036)    (4,733)
     Minority interest......................................        621        (99)      (158)
                                                                -------    -------    -------
  Other comprehensive income................................      3,694      9,511     16,399
                                                                -------    -------    -------
Comprehensive income........................................    $57,204    $56,279    $62,273
                                                                =======    =======    =======

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 5

                         AMERITAS LIFE INSURANCE CORP.
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                                                   ACCUMULATED
                                      COMMON STOCK      ADDITIONAL                    OTHER            TOTAL
                                    ----------------    PAID - IN     RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                    SHARES    AMOUNT     CAPITAL      EARNINGS       INCOME           EQUITY
                                    ------    ------    ----------    --------    -------------    -------------
BALANCE, January 1, 1997........        --    $   --      $   --      $373,923       $25,241         $399,164
  Net unrealized investment
     gains, net.................        --        --          --            --        16,557           16,557
  Minority interest in net
     unrealized investment
     gains, net.................        --        --          --            --          (158)            (158)
  Net income....................        --        --          --        45,874            --           45,874
                                    ------    ------      ------      --------       -------         --------
BALANCE, December 31, 1997......        --        --          --       419,797        41,640          461,437
                                    ------    ------      ------      --------       -------         --------
  Issuance of common stock......    25,000     2,500       5,000        (7,500)           --               --
  Net realized investment gains,
     net........................        --        --          --            --         9,610            9,610
  Minority interest in net
     unrealized investment
     gains, net.................        --        --          --            --           (99)             (99)
  Net income....................        --        --          --        46,768            --           46,768
                                    ------    ------      ------      --------       -------         --------
BALANCE, December 31, 1998......    25,000     2,500       5,000       459,065        51,151          517,716
                                    ------    ------      ------      --------       -------         --------
  Net unrealized investment
     gains, net.................        --        --          --            --         3,073            3,073
  Minority interest in net
     unrealized investment
     losses, net................        --        --          --            --           621              621
  Net income....................        --        --          --        53,510            --           53,510
                                    ------    ------      ------      --------       -------         --------
BALANCE, December 31, 1999......    25,000    $2,500      $5,000      $512,575       $54,845         $574,920
                                    ======    ======      ======      ========       =======         ========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 6

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    F-II- 7

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                     YEARS ENDED DECEMBER 31
                                                                ----------------------------------
                                                                  1999        1998         1997
                                                                --------    ---------    ---------
OPERATING ACTIVITIES
Net income..................................................    $ 53,510    $  46,768    $  45,874
Adjustments to reconcile net income to net cash from
  operating activities:
  Depreciation and amortization.............................       5,899        5,717        5,275
  Amortization of deferred policy acquisition costs.........      18,544       19,090       16,441
  Policy acquisition costs deferred.........................     (45,600)     (40,349)     (36,117)
  Interest credited to contract values......................      65,577       69,487       66,788
  Amortization of discounts or premiums.....................      (3,615)      (4,611)      (1,747)
  Net realized gains on investment transactions.............     (11,554)     (14,288)     (10,295)
  Deferred income taxes.....................................         923          157           39
  Minority interest in earnings of subsidiary...............       2,618        2,940        1,987
  Change in assets and liabilities:
     Accrued investment income..............................       1,057         (455)         (10)
     Other assets...........................................      (2,869)      (6,544)      (3,239)
     Policy and contract reserves...........................       3,187       (2,798)      (3,446)
     Policy and contract claims.............................         441        3,992        6,047
     Unearned policy charges................................        (817)      (1,017)        (315)
     Unearned reinsurance ceded allowance...................         288         (283)         511
     Federal income taxes payable -- current................         950        5,422       (7,977)
     Dividends payable......................................         (96)         479         (183)
     Other liabilities......................................       2,080        6,039        6,509
     Cash from closed block.................................      (4,343)      (2,526)          --
                                                                --------    ---------    ---------
  Net cash from operating activities........................      86,180       87,220       86,142
                                                                --------    ---------    ---------
INVESTING ACTIVITIES
Purchase of investments:
  Fixed maturity securities held to maturity................     (57,469)     (62,244)     (39,522)
  Fixed maturity securities available for sale..............     (92,268)    (137,319)    (115,864)
  Equity securities.........................................     (34,982)     (21,944)     (29,432)
  Redeemable preferred stock -- affiliate...................     (25,000)          --           --
  Mortgage loans on real estate.............................     (80,702)     (68,518)     (56,251)
  Real estate...............................................      (1,218)        (998)      (1,676)
  Short-term investments....................................        (390)      (1,632)      (2,124)
  Other investments.........................................     (30,695)     (16,343)      (6,026)
Proceeds from sale of investments:
  Fixed maturity securities available for sale..............       7,762       22,282       16,419
  Equity securities.........................................      30,527       24,681       19,914
  Real estate...............................................      13,831       14,117        1,723
  Other investments.........................................       1,162        4,166          649
Proceeds from maturities or repayment of investments:
  Fixed maturity securities held to maturity................      61,486       84,662       68,069
  Fixed maturity securities available for sale..............     127,068       60,503       45,942
  Mortgage loans on real estate.............................      53,826       37,810       49,750
  Short-term investments....................................       1,445          958        6,278
  Other investments.........................................      18,487        5,325        3,050
Purchase of property and equipment..........................      (6,753)      (4,002)      (5,413)
Proceeds from sale of property and equipment................          27           43           45
Net change in loans on insurance policies...................      (6,859)      (3,377)      (2,622)
Closed block investing activities...........................      (2,765)         178           --
                                                                --------    ---------    ---------
  Net cash from investing activities........................     (23,480)     (61,652)     (47,091)
                                                                --------    ---------    ---------

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 8

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
FINANCING ACTIVITIES:
Contribution for minority interest in subsidiary............    $     --    $     --    $  1,530
Net change in accumulated contract values...................     (96,953)    (30,380)    (34,584)
Closed block financing activities...........................       2,772         692          --
                                                                --------    --------    --------
  Net cash from financing activities........................     (94,181)    (29,688)    (33,054)
                                                                --------    --------    --------
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS............     (31,481)     (4,120)      5,997
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD............      79,019      83,139      77,142
                                                                --------    --------    --------
CASH AND CASH EQUIVALENTS AT END OF PERIOD..................    $ 47,538    $ 79,019    $ 83,139
                                                                ========    ========    ========
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes..................................    $ 30,992    $ 21,936    $ 34,397
NON-CASH ACTIVITIES:
  Issuance of common stock..................................    $     --    $  7,500    $     --
  Assets transferred to closed block........................          --     307,754          --
  Liabilities transferred to closed block...................          --     332,223          --
  Assets transferred on block co-insurance..................      57,648          --          --
  Accumulated contract values ceded in block co-insurance...      59,561          --          --
  Release of deferred policy acquisition costs on block
     co-insurance...........................................       1,815          --          --

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 9

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Ameritas Life Insurance Corp. (Ameritas) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Corporation (AAMHC).

In 1998, the Board of Directors of Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) approved and adopted a plan of merger under which the two would merge to form AAMHC. In addition, their two wholly owned subsidiaries, AHC and Acacia Financial Group, Ltd. (AFG), would merge to form Ameritas Holding Company. Public information hearings on the proposed merger were held on November 20, 1998 with the Nebraska Insurance Director and on December 17, 1998 with the D.C. Insurance Commissioner. Following the commissioner's approval a special meeting with the eligible members of AMHC was held on December 22, 1998 and the members of AMIHC on December 29, 1998. With the members approval, the merger became effective January 1, 1999. The business combination was accounted for as a pooling of interests.

On September 13, 1997, the Board of Directors of Ameritas adopted the Plan which authorized the reorganization (Reorganization) of Ameritas into a mutual insurance holding company structure. The Nebraska Department of Insurance held a public hearing on the Reorganization on October 14, 1997 and approved the Plan on October 24, 1997. The policyowners' of Ameritas approved the Plan on December 8, 1997 and the Reorganization became effective on January 1, 1998 (effective date).

Pursuant to the Reorganization, Ameritas (i) formed AMIHC as a mutual insurance holding company under the insurance laws of the State of Nebraska, (ii) formed AHC as an intermediate stock holding company under the general laws of the State of Nebraska, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyowners of Ameritas were separated -- the membership interests automatically became, by operation of law, membership interests in AMIHC and the contractual rights remained in Ameritas. Each person who becomes the owner of a designated policy issued by Ameritas after the effective date of the Reorganization will become a member of AMIHC and have a membership interest in AMIHC so long as such policy remains in force. The membership interests in AMIHC follow, and are not severable, from the policy from which the membership interest in AMIHC is derived.

On the effective date, Ameritas issued 25 million of its authorized shares of capital stock to AMIHC. AMIHC then contributed all of these to AHC in exchange for 20 million shares of its common stock. As a result, AHC directly owns Ameritas, and AMIHC indirectly owns Ameritas, through AHC. The reorganization was accounted for at historical cost in a manner similar to a pooling of interests. Accordingly, the accompanying financial statements and disclosures reflect the operations of Ameritas for all periods presented.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operates in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. (a broker/dealer). In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services); and Ameritas Managed Dental Plan, Inc. (A prepaid dental organization).

                                    F-II- 10

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared on a GAAP basis, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 1999 and 1998 and for the year ended December 31, 1999 and for the period from October 1, 1998 to December 31, 1998, is as follows:

                                                                    CLOSED BLOCK
                                                                --------------------
                                                                  1999        1998
                                                                --------    --------
ASSETS:
  Fixed maturity securities held to maturity (fair value
     $136,940 -- 1999; $156,499 -- 1998)....................    $139,517    $148,398
  Fixed maturity securities available for sale (amortized
     cost $58,087 -- 1999; $53,679 -- 1998).................      56,443      56,384
  Mortgage loans on real estate.............................      42,949      38,756
  Loans on insurance policies...............................      43,229      44,968
  Cash and cash equivalents.................................       5,992       1,656
  Accrued investment income.................................       5,559       5,537
  Deferred policy acquisition costs.........................      11,149      12,364
  Other assets..............................................       3,652       1,263
                                                                --------    --------
     Total Closed Block Assets..............................    $308,490    $309,326
                                                                ========    ========
LIABILITIES:
  Policy and contract reserves..............................    $258,460    $261,180
  Policy and contract claims................................       1,809       1,636
  Accumulated contract values...............................      58,878      59,196
  Dividends payable.........................................      10,517      10,613
  Other liabilities.........................................       5,105       1,997
                                                                --------    --------
     Total Closed Block Liabilities.........................    $334,769    $334,622
                                                                ========    ========
INCOME, BENEFITS AND EXPENSES:
  Premiums..................................................    $ 16,827    $  4,354
  Investment income, net....................................      20,844       5,054
  Policy benefits...........................................     (20,261)     (5,123)
  Sales and operating expenses..............................      (2,835)       (812)
  Amortization of deferred policy acquisition costs.........      (1,215)       (506)
  Dividends appropriated for policyowners...................     (10,609)     (3,072)
                                                                --------    --------
     Gain/(Loss) in Closed Block............................    $  2,751    $   (105)
                                                                ========    ========

                                    F-II- 11

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Ameritas Life Insurance Corp. and its majority-owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 1999 and 1998, and the associated interest income were not material.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the cost or equity method (depending upon percentage ownership), and

                                    F-II- 12

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)

securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized gains in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS

The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS

The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS

RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

                                    F-II- 13

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

                                    F-II- 14

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Beginning balance...........................................    $171,201    $164,564    $146,405
Acquisition costs deferred..................................      45,694      40,324      36,117
Amortization of deferred policy acquisition costs...........     (17,329)    (18,584)    (16,441)
Amount transferred to closed block..........................          --     (12,845)         --
Adjustment for unrealized investment (gain)/loss............       7,551      (2,258)     (1,517)
                                                                --------    --------    --------
Ending balance..............................................    $207,117    $171,201    $164,564
                                                                ========    ========    ========

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS

A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES

All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, files a consolidated life/non-life tax return. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns have been examined by the Internal Revenue Service
(IRS) through 1995. The IRS is currently examining the Company's 1996 through 1998 federal income tax returns. Management is currently appealing certain adjustments proposed by the IRS for tax years 1988 and 1990

                                    F-II- 15

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
through 1995, and believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, entitled "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. SFAS No. 133 requires that changes in the fair value of derivatives be recognized currently in operations unless specific hedge accounting criteria are met. If such criteria are met, the derivative's gain or loss will offset related results of the hedged item in the statement of operations. A company must formally document, designate and assess the effectiveness of transactions to apply hedge accounting treatment.

SFAS No. 133 is effective for fiscal years beginning after June 15, 2000, with earlier implementation permitted. The statement must be implemented as of the beginning of a quarter and retroactive application to financial statements of prior periods is prohibited. The Company has not determined the financial statement impact of adopting this statement.

2. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Fixed maturity securities held to maturity..................    $ 45,001    $ 53,680    $ 59,700
Fixed maturity securities available for sale................      32,213      33,846      32,605
Equity securities...........................................       1,764       1,783       1,899
Mortgage loans on real estate...............................      19,085      20,312      19,866
Real estate.................................................       9,883      11,871      12,317
Loans on insurance policies.................................       2,254       3,849       4,341
Other investments...........................................      15,943       9,639      15,494
Short-term investments and cash and cash equivalents........       5,493       8,665       4,266
                                                                --------    --------    --------
  Gross investment income...................................     131,636     143,645     150,488
Investment expenses.........................................      11,371      13,543      12,744
                                                                --------    --------    --------
  Net investment income.....................................    $120,265    $130,102    $137,744
                                                                ========    ========    ========

                                    F-II- 16

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
Net pretax realized investment gains (losses) were as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Net gains (losses) on disposals, including calls, of
  investments
  Fixed maturity securities held to maturity................    $   (817)   $  2,235    $  1,059
  Fixed maturity securities available for sale..............      (1,816)      1,906         494
  Equity securities.........................................       6,556       2,764       6,787
  Mortgage loans on real estate.............................         282       1,583         959
  Real estate...............................................       6,548       5,877         502
  Other.....................................................          83          (2)        564
                                                                --------    --------    --------
                                                                  10,836      14,363      10,365
                                                                --------    --------    --------
Provisions for losses on investments
  Mortgage loans on real estate.............................         (43)       (100)        (20)
  Real estate...............................................         120          25         (50)
                                                                --------    --------    --------
Net pretax realized investment gains........................    $ 10,913    $ 14,288    $ 10,295
                                                                ========    ========    ========

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                  YEAR ENDED DECEMBER 31, 1999
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $  7,762    $      6    $     80
Equity securities...........................................      30,527       8,330       1,774
                                                                --------    --------    --------
                                                                $ 38,289    $  8,336    $  1,854
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1998
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 22,282    $    242    $    301
Equity securities...........................................      24,681       3,874       1,110
                                                                --------    --------    --------
                                                                $ 46,963    $  4,116    $  1,411
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1997
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 16,419    $    161    $      8
Equity securities...........................................      19,914       7,725         938
                                                                --------    --------    --------
                                                                $ 36,333    $  7,886    $    946
                                                                ========    ========    ========

                                    F-II- 17

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                        DECEMBER 31, 1999
                                                          ---------------------------------------------
                                                                        GROSS UNREALIZED
                                                          AMORTIZED    ------------------
                                                            COST        GAINS     LOSSES     FAIR VALUE
                                                          ---------    -------    -------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate......................................    $369,467     $ 4,280    $11,368     $362,379
  Mortgage-backed.....................................      96,708       1,474        898       97,284
  Asset-backed........................................       5,498          --        306        5,192
  U.S. Treasury securities and obligations of
     U.S. government agencies.........................      48,547       1,989        116       50,420
  Foreign.............................................      70,441          43      3,314       67,170
                                                          --------     -------    -------     --------
     Total fixed maturity securities held to
       maturity.......................................     590,661       7,786     16,002      582,445
                                                          --------     -------    -------     --------
Redeemable preferred stock -- affiliate...............      25,000          --         --       25,000
                                                          --------     -------    -------     --------
     Total held to maturity securities................     615,661       7,786     16,002      607,445
                                                          --------     -------    -------     --------
Fixed maturity securities available for sale
  U.S. Corporate......................................     255,640       1,370     10,122      246,888
  Mortgage-backed.....................................      70,844         108      1,750       69,202
  Asset-backed........................................      11,999          --        303       11,696
  U.S. Treasury securities and obligations of
     U.S. government agencies.........................      23,083       1,830        157       24,756
  Foreign.............................................      12,196          87        437       11,846
                                                          --------     -------    -------     --------
     Total fixed maturity securities available for
       sale...........................................     373,762       3,395     12,769      364,388
                                                          --------     -------    -------     --------
  Equity securities...................................      70,421      91,549      2,151      159,819
  Short-term investments..............................         295          --         --          295
                                                          --------     -------    -------     --------
     Total available for sale securities..............    $444,478     $94,944    $14,920     $524,502
                                                          ========     =======    =======     ========

                                    F-II- 18

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)

                                                                        DECEMBER 31, 1998
                                                          ---------------------------------------------
                                                                        GROSS UNREALIZED
                                                          AMORTIZED    ------------------
                                                            COST        GAINS     LOSSES     FAIR VALUE
                                                          ---------    -------    -------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate......................................    $351,099     $20,258    $   417     $370,940
  Mortgage-backed.....................................     114,146       6,294         --      120,440
  U.S. Treasury securities and obligations of
     U.S. government agencies.........................      57,879       5,870         --       63,749
  Foreign.............................................      63,295       2,231        112       65,414
                                                          --------     -------    -------     --------
     Total fixed maturity securities held to
       maturity.......................................     586,419      34,653        529      620,543
                                                          --------     -------    -------     --------
Fixed maturity securities available for sale
  U.S. Corporate......................................     305,576      12,361        466      317,471
  Mortgage-backed.....................................      80,018       1,295         19       81,294
  Asset-backed........................................       7,998         202         --        8,200
  U.S. Treasury securities and obligations of
     U.S. government agencies.........................      58,841       4,425         --       63,266
  Foreign.............................................      13,592         668         --       14,260
                                                          --------     -------    -------     --------
     Total fixed maturity securities available for
       sale...........................................     466,025      18,951        485      484,491
                                                          --------     -------    -------     --------
  Equity securities...................................      59,411      63,511      1,017      121,905
  Short-term investments..............................       1,341          --         --        1,341
                                                          --------     -------    -------     --------
     Total available for sale securities..............    $526,777     $82,462    $ 1,502     $607,737
                                                          ========     =======    =======     ========

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       AVAILABLE FOR SALE        HELD TO MATURITY
                                                      ---------------------    ---------------------
                                                      AMORTIZED      FAIR      AMORTIZED      FAIR
                                                        COST        VALUE        COST        VALUE
                                                      ---------    --------    ---------    --------
Due in one year or less.............................  $ 17,363     $ 17,508    $ 11,810     $ 11,788
Due after one year through five years...............   120,461      118,239     163,223      162,980
Due after five years through ten years..............   112,064      107,804     216,196      210,580
Due after ten years.................................    41,031       39,940      97,227       94,621
Mortgage-backed and asset-backed securities.........    82,843       80,897     102,205      102,476
                                                      --------     --------    --------     --------
  Total.............................................  $373,762     $364,388    $590,661     $582,445
                                                      ========     ========    ========     ========

                                    F-II- 19

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

3. INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                 YEARS ENDED DECEMBER 31
                                                                -------------------------
                                                                  1999             1998
                                                                --------         --------
Net unrealized investment gains.............................    $ 33,060         $ 35,211
Equity in subsidiaries......................................      13,414           12,058
Deferred policy acquisition costs...........................      63,753           53,003
Prepaid expenses............................................       4,048            3,903
Other.......................................................       3,033            2,277
                                                                --------         --------
Gross deferred tax liability................................     117,308          106,452
                                                                --------         --------
Future policy and contract benefits.........................      46,650           38,333
Deferred future revenues....................................       5,697            5,845
Policyowner dividends.......................................       3,681            3,715
Pension and postretirement benefits.........................       3,494            2,917
Other.......................................................       5,096            4,847
                                                                --------         --------
Gross deferred tax asset....................................      64,618           55,657
                                                                --------         --------
  Net deferred tax liability................................    $ 52,690         $ 50,795
                                                                ========         ========

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                                               YEARS ENDED DECEMBER 31
                                                              --------------------------
                                                              1999       1998       1997
                                                              ----       ----       ----
Federal statutory tax rate..................................  35.0%      35.0%      35.0%
Equity in subsidiaries......................................   2.0        2.6        2.4
Surplus tax.................................................    --         --       (2.7)
Other.......................................................   0.1       (2.1)       0.9
                                                              ----       ----       ----
  Effective tax rate........................................  37.1%      35.5%      35.6%
                                                              ====       ====       ====

The "surplus tax," IRC Section 809, is an imputation of income to mutual life insurance companies according to a formula based on a comparison of the returns of equity of the mutual and stock segments of the life insurance industry. The Company has an approximate $1.5 million capital loss carryforward available as of December 31, 1999. At December 31, 1999 the Company provided for a valuation allowance against the net deferred tax asset related to the capital loss carryforward.

4. RELATED PARTY TRANSACTIONS

In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company, an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia.

Ameritas and its affiliates provide technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The cost of these services for the year ended December 31, 1999 was $4,372.

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

                                    F-II- 20

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

4. RELATED PARTY TRANSACTIONS -- (CONTINUED)
Effective June 30, 1999, Ameritas' 66% indirectly owned subsidiary, Ameritas Variable Life Insurance Company (AVLIC), agreed to 100% co-insure its equity index annuity business to their 34% owner in a non-cash transaction. In December 1999 through assumption reinsurance the co-insured block was reduced approximately 40%. The receivable of $35,921 from this affiliate which supports the remaining co-insurance obligation is secured by a letter of credit.

During 1999, AVLIC formed a variable insurance trust (VIT). A 66% indirectly owned subsidiary, Ameritas Investment Corp., serves as the investment advisor and another affiliate provides administrative services to the VIT. At December 31, 1999 separate account assets under the VIT totaled $1,066,249.

5. EMPLOYEE AND AGENT BENEFIT PLANS

The Company has a noncontributory defined benefit plan covering substantially all employees. Plan benefits are based on years of credited service and the employee's compensation during the last five years of employment. The Company's funding policy is to make contributions each year at least equal to the minimum funding requirements for tax-qualified retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets of the plan are not segregated.

The Company also provides certain health care benefits to retired employees. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets over the two-year period ended December 31, 1999, and a statement of the funded status as of December 31 of both years:

                                                               PENSION BENEFITS      OTHER BENEFITS
                                                              ------------------    ----------------
                                                               1999       1998       1999      1998
                                                              -------    -------    ------    ------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year.................    $30,746    $23,232    $4,024    $4,498
  Service cost............................................      2,420      1,970       172       141
  Interest cost...........................................      2,083      1,777       257       251
  Actuarial (gain)/loss...................................     (3,314)     4,488      (418)     (711)
  Benefits paid...........................................     (2,637)      (721)     (232)     (155)
                                                              -------    -------    ------    ------
  Benefit obligation at end of year.......................    $29,298    $30,746    $3,803    $4,024
                                                              -------    -------    ------    ------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year..........    $28,268    $24,271    $1,887    $1,767
  Actual return on plan assets............................      3,214      2,517       126       120
  Employer contributions..................................      2,278      2,201        --        --
  Benefits paid...........................................     (2,637)      (721)     (291)       --
                                                              -------    -------    ------    ------
  Fair value of plan assets at end of year................    $31,123    $28,268    $1,722    $1,887
                                                              =======    =======    ======    ======

                                    F-II- 21

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

5. EMPLOYEE AND AGENT BENEFIT PLANS -- (CONTINUED)

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            ------------------    ------------------
                                                             1999       1998       1999       1998
                                                            -------    -------    -------    -------
Funded Status
  Funded status at end of year..........................    $ 1,825    $(2,478)   $(2,081)   $(2,137)
  Unrecognized net actuarial (gain)/loss................     (1,168)     3,086     (2,373)    (2,075)
  Unrecognized prior service cost.......................      1,049      1,143        (13)       (15)
                                                            -------    -------    -------    -------
  Prepaid/(accrual) benefit cost........................    $ 1,706    $ 1,751    $(4,467)   $(4,227)
                                                            =======    =======    =======    =======

Periodic pension expense for the Company included the following components:

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    -------
Service cost................................................    $ 2,420    $ 1,970    $ 1,408
Interest cost...............................................      2,083      1,777      1,496
Expected return on plan assets..............................     (3,214)    (2,517)    (3,329)
Amortization of transition (asset) obligation...............         94         94         94
Amortization of net loss....................................        939        526      1,742
                                                                -------    -------    -------
Net periodic benefit cost...................................    $ 2,322    $ 1,850    $ 1,411
                                                                =======    =======    =======

Periodic post-retirement medical expense for the Company included the following components:

                                                               YEARS ENDED DECEMBER 31
                                                              --------------------------
                                                              1999       1998       1997
                                                              ----       ----       ----
Service cost................................................  $172       $141       $158
Interest cost...............................................   257        251        304
Expected return on plan assets..............................  (132)      (124)       (89)
Amortization of prior service cost..........................    (2)        (2)        --
Amortization of net gain....................................  (114)      (130)       (77)
                                                              ----       ----       ----
Net periodic benefit cost...................................  $181       $136       $296
                                                              ====       ====       ====

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                               PENSION BENEFITS        OTHER BENEFITS
                                                               -----------------       ---------------
                                                               1999        1998        1999       1998
                                                               -----       -----       ----       ----
Weighted-average assumptions as of December 31
  Discount rate............................................    7.50%       6.75%       7.50%      6.75%
  Expected return on plan assets...........................    8.00        8.00        7.50       7.50
  Rate of compensation increase............................    4.50        4.50          --         --

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 6.5% in 1998 decreasing to 5.5% in 1999, after which it remains constant.

                                    F-II- 22

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

5. EMPLOYEE AND AGENT BENEFIT PLANS -- (CONTINUED)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

                                                                1% INCREASE    1% DECREASE
                                                                -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement health care benefit cost......       $ 21           $ (20)
Effect on the health care component of the accumulated
  post-retirement benefit obligation........................       $117           $(110)

The Company's employees and agents also participate in defined contribution plans that cover substantially all full-time employees and agents. Company contributions were $959 in 1999, $852 in 1998 and $868 in 1997.

6. INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $51,200, $41,000, and $47,200 for 1999, 1998 and 1997, respectively and statutory surplus was $413,200, $357,700, and $311,300 at December 31, 1999, 1998 and 1997,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Department of the State of Nebraska, the amount of dividends payable to stockholders are limited.

7. REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks. The effect of reinsurance on premiums earned is as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Assumed.....................................................    $ 13,529    $ 32,191    $  9,740
Ceded.......................................................     (14,101)    (12,261)    (10,777)
                                                                --------    --------    --------
                                                                $   (572)   $ 19,930    $ (1,037)
                                                                ========    ========    ========

The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

                                    F-II- 23

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

8. RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Balance at January 1........................................    $ 27,658    $ 22,433    $ 17,957
Reinsurance reserves (net)..................................      (2,561)     (1,748)        (89)
                                                                --------    --------    --------
                                                                  25,097      20,685      17,868
                                                                --------    --------    --------
Incurred related to:
  Current year..............................................     196,147     186,940     132,940
  Prior year................................................      (8,206)     (6,678)     (4,675)
                                                                --------    --------    --------
     Total incurred.........................................     187,941     180,262     128,265
                                                                --------    --------    --------
Paid related to:
  Current year..............................................     171,312     161,843     112,255
  Prior year................................................      16,890      14,007      13,193
                                                                --------    --------    --------
          Total paid........................................     188,202     175,850     125,448
                                                                --------    --------    --------
                                                                  24,836      25,097      20,685
Reinsurance reserves (net)..................................       2,208       2,561       1,748
                                                                --------    --------    --------
Balance at December 31......................................    $ 27,044    $ 27,658    $ 22,433
                                                                ========    ========    ========

The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

9. COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Securities commitments of $24,802 and $30,545, and mortgage loan and real estate commitments of $9,897 and $8,284 were outstanding for investments to be purchased in subsequent years as of December 31, 1999 and 1998, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LINE OF CREDIT

The Company has a $25,000 unsecured line of credit available at December 31, 1999. No balance was outstanding at any time during 1999 or 1998.

STATE LIFE AND HEALTH GUARANTY FUNDS

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $3,000 and $2,650 as of December 31, 1999 and 1998, respectively.

                                    F-II- 24

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

9. COMMITMENTS AND CONTINGENCIES -- (CONTINUED)

LITIGATION

From time to time, the Company and its subsidiaries is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

          FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

          EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

          LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies is estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

          MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

          OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the cost or equity method and are excluded from the fair value disclosure.

          SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

          CASH AND CASH EQUIVALENTS, REDEEMABLE PREFERRED STOCK-AFFILIATE, AND REINSURANCE RECEIVABLE-AFFILIATE -- The carrying amounts equal fair value.

          ACCRUED INVESTMENT INCOME -- Fair value equals book value.

                                    F-II- 25

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

10. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
          ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

          COMMITMENTS -- The estimated fair value of commitments approximates carrying value because the fees currently charged for these arrangements and the underlying interest rates approximate market.

Estimated fair values are as follows:

                                                                          DECEMBER 31
                                                        ------------------------------------------------
                                                                 1999                      1998
                                                        ----------------------    ----------------------
                                                        CARRYING                  CARRYING
                                                         AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                        --------    ----------    --------    ----------
Financial assets:
  Fixed maturity securities
     Held to maturity...............................    $590,661    $  582,445    $586,419    $  620,543
     Available for sale.............................     364,388       364,388     484,491       484,491
  Redeemable preferred stock -- affiliate...........      25,000        25,000          --            --
  Equity securities.................................     159,819       159,819     121,905       121,905
  Loans on insurance policies.......................      37,645        36,304      29,047        30,332
  Mortgage loans on real estate.....................     245,058       241,952     222,151       238,006
  Other investments.................................      32,419        35,398      23,901        28,391
  Short-term investments............................         295           295       1,341         1,341
  Cash and cash equivalents.........................      47,538        47,538      79,019        79,019
  Accrued investment income.........................      19,025        19,025      20,104        20,104
  Reinsurance receivable -- affiliate...............      35,921        35,921          --            --
Financial liabilities:
  Accumulated contract values excluding amounts held
     under insurance contracts......................     672,020       669,289     783,275       786,152

                                    F-II- 26

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND ACCUMULATION VALUES
The following tables illustrate how the Net Cash Surrender Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Net Cash Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-2 through A-5 illustrate a Policy issued to a male, age 45, under a Preferred rate non-smoker underwriting risk classification. This policy provides for a standard smoker and non-smoker, and preferred non-smoker classification and different rates for certain Specified Amounts. The Net Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Net Cash Surrender Values and the Death Benefits for uniform hypothetical rates of return shown in these tables. The tables on pages A-2 and A-4 are based on the current Cost of Insurance Rates, current expense deductions and the current percent of premium loads. These reflect the basis on which Ameritas currently sells its Policies. The maximum Cost of Insurance Rates allowable under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. Ameritas anticipates reflecting future improvements in actual mortality experience through adjustments in the current Cost of Insurance Rates actually applied. Ameritas also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The Death Benefits and cash values shown in the tables on pages A-3 and A-5 are based on the assumption that the maximum allowable Cost of Insurance Rates as described above ("guaranteed cost") and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the Net Cash Surrender Values and Death Benefits reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily expenses paid by each portfolio available for investment (the equivalent to an annual rate of 1.35% of the aggregate average daily net assets of the Fund), and the daily charge by Ameritas to each Subaccount for assuming mortality and expense risks (which is equivalent to a charge at an annual rate of 0.60% for Policy Years 1-15 and .30% thereafter on pages A-2 and A-4 and at an annual rate of .60% for all years on pages A-3 and A-5 of the average net assets of the Subaccounts). NBMI has agreed to reimburse each Neuberger Berman Portfolio for its operating expenses and its pro rata share of its corresponding series' operating expenses, excluding the compensation of NBMI, taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs that exceed 1% of the portfolio's average daily net asset value. Bankers Trust Company, as investment adviser to the Bankers Trust Funds, has entered into agreements to waive and/or reimburse operating expenses, including its fees, that exceed .30% of the Equity 500 Index, .45% of the Small Cap Index, and .65% of the EAFE(R) Index aggregate average daily net asset values. PADCO Advisors II, Inc., investment advisor of the Rydex Variable Trust, and PADCO Service Company, Inc., servicer to the Rydex Variable Trust, have voluntarily agreed to waive fees and/or reimburse expenses to ensure that expenses do not exceed the following totals: Nova Fund -- 2.20%; Ursa Fund -- 2.30%; OTC Fund -- 2.20%; Precious Metals Fund -- 2.20%; U.S. Government Bond Fund -- 1.80%; Juno Fund -- 2.30%. These agreements are expected to continue in future years but may be terminated at any time. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting these amounts and correspond to approximate net annual rates of -1.95%, 4.05%, and 10.05%, respectively.

The hypothetical values shown in the tables do not reflect any additional charges for federal income tax burden attributable to Separate Account LLVL, since Ameritas is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax

                                     LLSVUL
charges in order to produce the Death Benefits and values illustrated. (See the section on Federal Tax Matters.)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to Separate Account LLVL, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no Partial Withdrawals have been made, and that no more than fifteen transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a smoker, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, Ameritas will provide comparable illustrations based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the Death Benefit option, and Planned Periodic Premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP

SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
Male Issue Age: 45             Nontobacco           Preferred Underwriting Class
Female Issue Age: 45           Nontobacco           Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: A

               USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                           0% HYPOTHETICAL GROSS       6% HYPOTHETICAL GROSS      12% HYPOTHETICAL GROSS
                         ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN
                               (-1.75% NET)                 (4.25% NET)                (10.25% NET)
           ACCUMULATED   -------------------------   -------------------------   -------------------------
 END OF    PREMIUMS AT      CASH                        CASH                        CASH
 POLICY    5% INTEREST    SURRENDER       DEATH       SURRENDER       DEATH       SURRENDER       DEATH
  YEAR      PER YEAR        VALUE        BENEFIT        VALUE        BENEFIT        VALUE        BENEFIT
--------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    1          23,648       20,823      1,000,000        22,113     1,000,000        23,404     1,000,000
    2          48,479       41,176      1,000,000        45,057     1,000,000        49,094     1,000,000
    3          74,551       61,046      1,000,000        68,846     1,000,000        77,285     1,000,000
    4         101,926       80,422      1,000,000        93,499     1,000,000       108,217     1,000,000
    5         130,671       99,301      1,000,000       119,042     1,000,000       142,164     1,000,000
    6         160,852      118,263      1,000,000       146,108     1,000,000       180,055     1,000,000
    7         192,543      136,705      1,000,000       174,146     1,000,000       221,668     1,000,000
    8         225,818      154,612      1,000,000       203,180     1,000,000       267,378     1,000,000
    9         260,757      171,982      1,000,000       233,251     1,000,000       317,620     1,000,000
   10         297,443      188,813      1,000,000       264,403     1,000,000       372,882     1,000,000
   11         335,964      205,090      1,000,000       296,675     1,000,000       433,701     1,000,000
   12         376,410      220,822      1,000,000       330,131     1,000,000       500,702     1,000,000
   13         418,878      235,982      1,000,000       364,810     1,000,000       574,561     1,000,000
   14         463,470      250,575      1,000,000       400,786     1,000,000       656,067     1,000,000
   15         510,292      264,547      1,000,000       438,095     1,000,000       746,087     1,000,000
   16         559,455      278,605      1,000,000       478,088     1,000,000       847,899     1,000,000
   17         611,076      291,874      1,000,000       519,643     1,000,000       960,749     1,066,431
   18         665,277      304,296      1,000,000       562,862     1,000,000     1,085,430     1,183,119
   19         722,189      315,797      1,000,000       607,863     1,000,000     1,223,204     1,308,828
   20         781,947      326,092      1,000,000       654,679     1,000,000     1,375,473     1,444,247
   25       1,128,655      353,669      1,000,000       924,575     1,000,000     2,410,503     2,531,028
   30       1,571,153      307,310      1,000,000     1,268,363     1,331,781     4,090,906     4,295,452
   35       2,135,904       89,150      1,000,000     1,678,325     1,762,241     6,775,798     7,114,588

---------------

1) Assumes an annual $22,522 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45    Nontobacco  Preferred Underwriting Class
Female Issue Age: 45  Nontobacco  Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: A

                USING MAXIMUM ALLOWABLE COST OF INSURANCE RATES

                         0% HYPOTHETICAL GROSS       6% HYPOTHETICAL GROSS      12% HYPOTHETICAL GROSS
                       ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN
                             (-1.75% NET)                 (4.25% NET)                (10.25% NET)
         ACCUMULATED   -------------------------   -------------------------   -------------------------
END OF   PREMIUMS AT      CASH                        CASH                        CASH
POLICY   5% INTEREST    SURRENDER       DEATH       SURRENDER       DEATH       SURRENDER       DEATH
 YEAR     PER YEAR        VALUE        BENEFIT        VALUE        BENEFIT        VALUE        BENEFIT
------   -----------    ---------      -------      ---------      -------      ---------      -------
   1         23,648       20,823      1,000,000        22,113     1,000,000        23,404     1,000,000
   2         48,479       40,642      1,000,000        44,505     1,000,000        48,525     1,000,000
   3         74,551       59,898      1,000,000        67,629     1,000,000        75,996     1,000,000
   4        101,926       78,563      1,000,000        91,478     1,000,000       106,024     1,000,000
   5        130,671       96,604      1,000,000       116,043     1,000,000       138,836     1,000,000
   6        160,852      113,978      1,000,000       141,308     1,000,000       174,680     1,000,000
   7        192,543      130,632      1,000,000       167,247     1,000,000       213,825     1,000,000
   8        225,818      146,498      1,000,000       193,824     1,000,000       256,571     1,000,000
   9        260,757      161,489      1,000,000       220,986     1,000,000       303,245     1,000,000
  10        297,443      175,509      1,000,000       248,680     1,000,000       354,230     1,000,000
  11        335,964      188,448      1,000,000       276,844     1,000,000       409,969     1,000,000
  12        376,410      200,189      1,000,000       305,423     1,000,000       470,993     1,000,000
  13        418,878      210,600      1,000,000       334,358     1,000,000       537,938     1,000,000
  14        463,470      219,536      1,000,000       363,599     1,000,000       611,576     1,000,000
  15        510,292      226,819      1,000,000       393,088     1,000,000       692,847     1,000,000
  16        559,455      232,967      1,000,000       424,003     1,000,000       785,056     1,000,000
  17        611,076      236,985      1,000,000       455,201     1,000,000       888,036     1,000,000
  18        665,277      238,524      1,000,000       486,619     1,000,000     1,002,506     1,092,731
  19        722,189      237,155      1,000,000       518,208     1,000,000     1,128,859     1,207,879
  20        781,947      232,373      1,000,000       549,943     1,000,000     1,268,485     1,331,909
  25      1,128,655      132,493      1,000,000       714,164     1,000,000     2,212,253     2,322,866
  30      1,571,153            *      1,000,000       924,980     1,000,000     3,714,763     3,900,502
  35      2,135,904            *      1,000,000     1,229,223     1,290,685     6,047,679     6,350,063

---------------
*  In the absence of an additional premium, the Policy would lapse.

1) Assumes an annual $22,522 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL

ILLUSTRATION OF POLICY VALUES

AMERITAS LIFE INSURANCE CORP

SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45                 Nontobacco       Preferred Underwriting Class
Female Issue Age: 45               Nontobacco       Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: B

               USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                         0% HYPOTHETICAL GROSS       6% HYPOTHETICAL GROSS      12% HYPOTHETICAL GROSS
                       ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN
                             (-1.75% NET)                 (4.25% NET)                (10.25% NET)
         ACCUMULATED   -------------------------   -------------------------   -------------------------
END OF   PREMIUMS AT      CASH                        CASH                        CASH
POLICY   5% INTEREST    SURRENDER       DEATH       SURRENDER       DEATH       SURRENDER       DEATH
 YEAR     PER YEAR        VALUE        BENEFIT        VALUE        BENEFIT        VALUE        BENEFIT
------   -----------    ---------      -------      ---------      -------      ---------      -------
 1           81,798        73,602     1,073,602        78,115     1,078,115        82,628     1,082,628
 2          167,686       145,804     1,145,804       159,434     1,159,434       173,607     1,173,607
 3          257,869       216,604     1,216,604       244,066     1,244,066       273,763     1,273,763
 4          352,560       286,000     1,286,000       332,125     1,332,125       384,010     1,384,010
 5          451,986       353,995     1,353,995       423,734     1,423,734       505,358     1,505,358
 6          556,384       421,176     1,421,176       519,624     1,519,624       639,546     1,639,546
 7          666,001       486,944     1,486,944       619,346     1,619,346       787,236     1,787,236
 8          781,099       551,287     1,551,287       723,021     1,723,021       949,771     1,949,771
 9          901,953       614,204     1,614,204       830,794     1,830,794     1,128,648     2,128,648
 10       1,028,848       675,693     1,675,693       942,810     1,942,810     1,325,514     2,325,514
 11       1,162,089       735,737     1,735,737     1,059,207     2,059,207     1,542,167     2,542,167
 12       1,301,992       794,348     1,794,348     1,180,156     2,180,156     1,780,622     2,780,622
 13       1,448,889       851,487     1,851,487     1,305,787     2,305,787     2,043,047     3,043,047
 14       1,603,132       907,159     1,907,159     1,436,274     2,436,274     2,331,877     3,331,877
 15       1,765,087       961,285     1,961,285     1,571,720     2,571,720     2,649,709     3,649,709
 16       1,935,139     1,016,757     2,016,757     1,717,022     2,717,022     3,007,432     4,007,432
 17       2,113,694     1,070,495     2,070,495     1,867,980     2,867,980     3,401,918     4,401,918
 18       2,301,177     1,122,397     2,122,397     2,024,720     3,024,720     3,836,911     4,836,911
 19       2,498,034     1,172,334     2,172,334     2,187,344     3,187,344     4,316,524     5,316,524
 20       2,704,734     1,219,858     2,219,858     2,355,632     3,355,632     4,844,967     5,844,967
 25       3,903,988     1,411,788     2,411,788     3,279,947     4,279,947     8,408,082     9,408,082
 30       5,434,575     1,481,223     2,481,223     4,311,012     5,311,012    14,154,367    15,154,367
 35       7,388,034     1,353,391     2,353,391     5,379,944     6,379,944    23,391,538    24,561,115

---------------
1) Assumes an annual $77,903 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45    Nontobacco  Preferred Underwriting Class
Female Issue Age: 45  Nontobacco  Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: B

                USING MAXIMUM ALLOWABLE COST OF INSURANCE RATES

                         0% HYPOTHETICAL GROSS       6% HYPOTHETICAL GROSS      12% HYPOTHETICAL GROSS
                       ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN    ANNUAL INVESTMENT RETURN
                             (-1.75% NET)                 (4.25% NET)                (10.25% NET)
         ACCUMULATED   -------------------------   -------------------------   -------------------------
END OF   PREMIUMS AT      CASH                        CASH                        CASH
POLICY   5% INTEREST    SURRENDER       DEATH       SURRENDER       DEATH       SURRENDER       DEATH
 YEAR     PER YEAR        VALUE        BENEFIT        VALUE        BENEFIT        VALUE        BENEFIT
------   -----------    ---------      -------      ---------      -------      ---------      -------
   1         81,798        73,602     1,073,602        78,115     1,078,115        82,628     1,082,628
   2        167,686       145,267     1,145,267       158,879     1,158,879       173,035     1,173,035
   3        257,869       215,442     1,215,442       242,834     1,242,834       272,458     1,272,458
   4        352,560       284,105     1,284,105       330,062     1,330,062       381,768     1,381,768
   5        451,986       351,221     1,351,221       420,641     1,420,641       501,916     1,501,916
   6        556,384       416,743     1,416,743       514,637     1,514,637       633,933     1,633,933
   7        666,001       480,610     1,480,610       612,103     1,612,103       778,940     1,778,940
   8        781,099       542,737     1,542,737       713,069     1,713,069       938,150     1,938,150
   9        901,953       603,014     1,603,014       817,538     1,817,538     1,112,868     2,112,868
  10      1,028,848       661,312     1,661,312       925,496     1,925,496     1,304,514     2,304,514
  11      1,162,089       717,485     1,717,485     1,036,901     2,036,901     1,514,631     2,514,631
  12      1,301,992       771,369     1,771,369     1,151,696     2,151,696     1,744,901     2,744,901
  13      1,448,889       822,781     1,822,781     1,269,793     2,269,793     1,997,154     2,997,154
  14      1,603,132       871,522     1,871,522     1,391,084     2,391,084     2,273,389     3,273,389
  15      1,765,087       917,352     1,917,352     1,515,410     2,515,410     2,575,765     3,575,765
  16      1,935,139       962,945     1,962,945     1,647,309     2,647,309     2,914,543     3,914,543
  17      2,113,694     1,005,077     2,005,077     1,782,328     2,782,328     3,286,113     4,286,113
  18      2,301,177     1,043,313     2,043,313     1,920,112     2,920,112     3,693,429     4,693,429
  19      2,498,034     1,077,154     2,077,154     2,060,217     3,060,217     4,139,687     5,139,687
  20      2,704,734     1,106,056     2,106,056     2,202,123     3,202,123     4,628,365     5,628,365
  25      3,903,988     1,156,368     2,156,368     2,917,201     3,917,201     7,856,401     8,856,401
  30      5,434,575       989,679     1,989,679     3,566,869     4,566,869    12,914,959    13,914,959
  35      7,388,034       513,502     1,513,502     4,011,870     5,011,870    20,868,340    21,911,757

---------------

1) Assumes an annual $77,903 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL

                           INCORPORATION BY REFERENCE

The Registrant Separate Account LLVL, purchases or will purchase units from the portfolios of these funds at the direction of its policyholders. The prospectuses of the funds will be distributed with this prospectus and are hereby incorporated by reference. The prospectuses incorporated by reference are as follows:

                          Calvert Variable Series, Inc.
                               Ameritas Portfolios
                            Registration No. 2-80154

                          Calvert Variable Series, Inc.
                            Registration No. 2-80154

                        Variable Insurance Products Fund
                            Registration No. 2-75010
                       Variable Insurance Products Fund II
                            Registration No. 33-20773

                   Neuberger Berman Advisers Management Trust
                            Registration No. 2-88566

                      Deutsche Asset Management VIT Funds
                           Registration No. 333-00479

                              Rydex Variable Trust
                           Registration No. 333-57017

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

Ameritas"S By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

The facing sheet.
The prospectus consisting of 87 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Russell J. Wiltgen
(b) Donald R. Stading
(c) Deloitte & Touche LLP


The Following Exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N- 8B-2.
         (1) Resolution of the Board of Directors of Ameritas Authorizing Establishment of the Account.*
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. *
              (b) Proposed Form of Selling Agreement. **
              (c) Commission Schedule. *
         (4)  Not Applicable.
         (5)  (a) Proposed Form of Policy. ***
              (b) Proposed Form of Policy Riders. ****
         (6)  (a) Articles of Incorporation of Ameritas *
              (b) Bylaws of Ameritas***
         (7)  Not applicable.
         (8) (a) Participation Agreement in the Neuberger Berman Advisers Management Trust **
              (b) Participation Agreement in the BT Insurance Funds Trust*****
              (c) Participation Agreement in the Rydex Variable Trust.****
              (d) Participation Agreement in the Calvert Variable Series, Inc.
              (e) Participation Agreement in the Variable Insurance Products
                  Fund
              (f) Participation Agreement in the Variable Insurance Products
                  Fund II
         (9)  Not Applicable.
         (10) Application for Policy. ***

2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
7.  (a)(b) Opinion and Consent of Russell J. Wiltgen.
8.  Consent of Deloitte & Touche LLP.
9. Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.**
-------------

* Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVL.
          File No. 333-86500, filed April 3, 1998.
** Incorporated by reference to the initial Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVA.
          File No. 333-5529, filed January 17, 1996.
*** Incorporated by reference to Post-Effective Amendment No. 5 Ameritas Life Insurance Corp. Separate Account LLVL. File No. 33-86500, filed February 26, 1999.
**** Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL.
          File No. 333-76359, filed June 11, 1999.
***** Incorporated by reference to Pre-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVL.
          File No. 333-76359, filed on July 14, 1999.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of February, 2000.


                                               AMERITAS LIFE INSURANCE CORP.
                                           SEPARATE ACCOUNT LLVL, Registrant

                                   AMERITAS  LIFE INSURANCE CORP., Depositor





Attest:  /s/ Donald R. Stading                 By: /s/ Lawrence J. Arth
       ---------------------------------          ------------------------------
                        Secretary                 Chairman of the Board



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.




        SIGNATURE                                              TITLE                             DATE


 /s/  Lawrence J. Arth                       Director, Chairman of the Board              February 25, 2000
--------------------------------------------  and Chief Executive Officer
    Lawrence J. Arth

 /s/ Kenneth C. Louis                         Director, President and                     February 25, 2000
--------------------------------------------  Chief Operating Officer
    Kenneth C. Louis

 /s/ Donald R. Stading                        Senior Vice President, Secretary and        February 25, 2000
--------------------------------------------      Corporate General Counsel
    Donald R. Stading

 /s/ William W. Lester                        Senior Vice President-Investments           February 25, 2000
--------------------------------------------        and Treasurer
    William W. Lester

 /s/ JoAnn M. Martin                           Senior Vice President and                  February 25, 2000
--------------------------------------------    Chief Financial Officer
    JoAnn M. Martin

 /s/ James P. Abel                               Director                                February 25, 2000
--------------------------------------------
    James P. Abel

 /s/ Duane W. Acklie                             Director                                February 25, 2000
--------------------------------------------
    Duane W. Acklie


        SIGNATURE                                  TITLE                                      DATE

 /s/ Robert W. Clyde                              Director                                February 25, 2000
--------------------------------------------
    Robert W. Clyde


 /s/ William W. Cook, Jr.                         Director                                February 25, 2000
--------------------------------------------
    William W. Cook, Jr.


 /s/ Bert A. Getz                                 Director                                February 25, 2000
--------------------------------------------
    Bert A. Getz


 /s/ James R. Knapp                               Director                                February 25, 2000
--------------------------------------------
    James R. Knapp


 /s/ Robert F. Krohn                              Director                                February 25, 2000
--------------------------------------------
    Robert F. Krohn


 /s/ Wilfred J. Maddux                            Director                                February 25, 2000
--------------------------------------------
    Wilfred J. Maddux


 /s/ Charles T. Nason                             Director                                February 25, 2000
--------------------------------------------
    Charles T. Nason


 /s/ Paul C. Schorr, III                          Director                                February 25, 2000
--------------------------------------------
   Paul C. Schorr, III


 /s/ William C. Smith                             Director                                February 25, 2000
--------------------------------------------
    William C. Smith


 /s/ Neal E. Tyner                                Director                                February 25, 2000
--------------------------------------------
    Neal E. Tyner


 /s/ Winston J. Wade                              Director                                February 25, 2000
--------------------------------------------
    Winston J. Wade


                                  EXHIBIT INDEX

EXHIBIT

1.(8) (d)     Form of Participation Agreement Calvert Variable Series, Inc.

1.(8) (e)     Form of Participation Agreement Variable Insurance Products Fund

1.(8) (f)     Form of Participation Agreement Variable Insurance Products
              Fund II

2.(a) (b)     Opinion and Consent of Donald R. Stading

7.(a) (b)     Opinion and Consent of Russell J. Wiltgen

8             Consent of Deloitte & Touche LLP